As filed with the Securities and Exchange Commission on February 26, 1998


                                                             File No. 33-83354
                                                             File No. 811-8732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
                   Pre-Effective Amendment No.                         [ ]
                   Post-Effective Amendment No. 6                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
                                 Amendment No. 7

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                666 Fifth Avenue
                                    3rd Floor
                            New York, New York 10103
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (212) 830-4901

                          Catherine S. Mulholland, Esq.
                                 General Counsel
                      First Citicorp Life Insurance Company
                            800 Silver Lake Boulevard
                              Dover, Delaware 19904

               (Name and Address of Agent for Service of Process)


                                    Copy to:

                            Stephen E. Roth, Esquire
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2404

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filling will become effective:
        [ ] immediately upon filing pursuant to paragraph (b)
        [ ] on pursuant to paragraph (b)
        [ ] 60 days after filing pursuant to paragraph (a)(i)
        [X] on May 1, 1998 pursuant to paragraph (a)(i)
        [ ] 75 days after filing pursuant to paragraph (a)(ii)
        [ ] on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
        [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities Being Registered: Individual Flexible Premium Deferred Variable Annuity Contracts

                              Cross Reference Sheet
                       Pursuant to Rules 481(a) and 495(a)

Showing location in Part A (prospectus) and Part B (statement of additional information) of registration statement of information required by Form N-4


PART A

Item of Form N-4                            Prospectus Caption

1.  Cover Page .....................        Cover Page

2.  Definitions ....................        Definitions

3.  Synopsis .......................        Expense Tables; Summary

4.  Condensed Financial
      Information ..................        Condensed Financial Information;
                                            Yields and Total Returns

5.  General

     (a)  Depositor ................       First Citicorp Life Insurance Company
     (b)  Registrant ...............       The Separate Account
     (c)  Portfolio Company ........       The Funds
     (d)  Fund Prospectus ..........       The Funds
     (e)  Voting Rights ............       Voting Privileges
     (f)  Administrators ...........       N/A

6.  Deductions and Expenses

     (a)  General ..................        Charges and Deductions; Summary
     (b)  Sales Load ...............        Charges and Deductions; Summary
     (c)  Special Purchase Plan ....        N/A
     (d)  Commissions ..............        Distribution of the Contracts
     (e)  Expenses - Registrant ....        Charges and Deductions; Summary
     (f)  Fund Expenses ............        Charges and Deductions
     (g)  Organizational Expenses ..        N/A

7.  Contracts

     (a) Persons with Rights ......         Summary; Addition, Deletion or
                                            Substitution of Investments;
                                            Description of the Contract; Annuity
                                            Payment Options; Voting Privileges;
                                            Death Benefit Before the Annuity
                                            Income Date; Modification; Election
                                            of Annuity Payment Options
     (b)  (i)  Allocation of
               Purchase Payments ...        Summary; Purchase Payments;
                                            Free-Look Period; Allocation of
                                            Purchase Payments
         (ii)  Transfers ...........        Summary; Transfer Privileges
        (iii)  Exchanges ...........        Transfers, Assignments
     (c)  Changes ..................        Additions, Deletions or
                                            Substitutions of Investments;
                                            Description of the Contract;
                                            Modification;
     (d)  Inquiries ................        Cover page; Inquiries

8.  Annuity Period .................        Summary; Annuity Payment Options

9.  Death Benefit ..................        Death Benefit Before the Annuity
                                            Date

10. Purchases and Contract Value

     (a)  Purchases ................        Summary; Issuance of a Contract;
                                            Purchase Payments; Free Look Period;
                                            Allocation of Purchase Payments;
                                            Variable Contract Value; Transfer
                                            Privileges
     (b)  Valuation ................        Definitions; Variable Contract
                                            Value;
     (c)  Daily Calculation ........        Definitions; Variable Contract
                                            Value;
     (d)  Underwriter ..............        Issuance of a Contract; Distribution
                                            of the Contracts

11. Redemptions

     (a)  - By Owners ..............        Summary; Transfer Privilege;
                                            Surrenders and Partial Withdrawals;
                                            Annuity Payments on the Annuity
                                            Date; Payments; Annuity Payment
                                            Options; Federal Tax Matters
          - By Annuitant ...........        Summary; Transfer Privilege;
                                            Surrenders and Partial Withdrawals;
                                            Proceeds on the Annuity Date;
                                            Payments; Annuity Payment Options;
                                            Federal Tax Matters
     (b)  Texas ORP ................        N/A
     (c)  Check Delay ..............        Purchase Payments
     (d)  Lapse ....................        N/A
     (e)  Free Look ................        Summary; Free Look Period

12. Taxes ..........................        Summary; Federal Tax Matters

13. Legal Proceedings ..............        Legal Proceedings

14. Table of Contents for the
     Statement of Additional
     Information ...................        Statement of Additional Information
                                            Table of Contents

PART B

Item of Form N-4                                     Part B Caption

15. Cover Page ......................       Cover Page

16. Table of Contents ...............       Table of Contents

17. General Information and
     History ........................       N/A

18. Services

     (a)  Fees and Expenses of
          Registrant ................       Charges and Deductions (prospectus)
     (b)  Management Contracts ......       N/A
     (c)  Custodian .................       N/A
          Independent Public
            Accountant ..............       Experts
     (d)  Assets of Registrant ......       The Separate Account
     (e)  Affiliated Persons ........       First Citicorp Life Insurance
                                            Company (prospectus)
     (f)  Principal Underwriter .....       Distribution of the Contracts
                                            (prospectus)

19. Purchase of Securities
     Being Offered ..................       Distribution of the Contracts
                                            (prospectus)
     Offering Sales Load ............       N/A

20. Underwriters ....................       Distribution of the Contracts
                                            (prospectus)

21. Calculation of Performance
    Data ............................       Calculation of Yields and Total
                                            Returns; Yields and Total Returns
                                            (prospectus)

22. Annuity Payments ................       Variable Annuity Payments; Annuity
                                            Payment Options (prospectus)

23. Financial Statements ............       Financial Statements

PART C -- OTHER INFORMATION

Item of Form N - 4                          Part C Caption

24. Financial Statements
         and Exhibits ...................   Financial Statements and Exhibits

    (a)  Financial Statements .......       (a)  Financial Statements
    (b)  Exhibits ...................       (b)  Exhibits


25. Directors and Officers
    of the Depositor ................       Directors and Officers of First
                                            Citicorp Life Insurance Company

26. Persons Controlled By or
         Under Common Control with the
         Depositor or Registrant ....       Persons Controlled By or Under
                                            Common Control with the Depositor or
                                            Registrant

27. Number of Contractowners ........       Number of owners

28. Indemnification .................       Indemnification

29. Principal Underwriters ..........       Principal Underwriter

30. Location of Accounts
    and Records .....................       Location of Books and Records

31. Management Services .............       Management Services

32. Undertakings ....................       Undertakings and Representations

    Signature Page ..................       Signatures

                                     PART A

                                   PROSPECTUS

--------------------------------------------------------------------------------


                           INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT








                      FIRST CITICORP LIFE INSURANCE COMPANY
                                666 Fifth Avenue
                                    3rd Floor
                               New York, NY 10103
                            Telephone: (800) 497-4857




                                   PROSPECTUS
                                   May 1, 1998


--------------------------------------------------------------------------------

                           INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT


                      FIRST CITICORP LIFE INSURANCE COMPANY
                                666 Fifth Avenue
                                    3rd Floor
                               New York, NY 10103
                            Telephone: (800) 497-4857


         This Prospectus describes the individual flexible premium deferred variable annuity contract (the "Contract") being offered by First Citicorp Life Insurance Company. The Contract may be sold to or in connection with retirement plans, including those that qualify for special federal tax treatment under Sections 403(b) or 408 of the Internal Revenue Code.

         Purchase payments and Contract Values are allocated, as designated by you, to one or more of the subaccounts of First Citicorp Life Variable Annuity Separate Account (the "Separate Account"), or to the Fixed Account, or both. The assets of each subaccount will be invested in a corresponding portfolio of the Variable Annuity Portfolios, the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), the Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), the AIM Variable Insurance Funds, Inc., or the MFS Variable Insurance Trust (the "Funds").


         The available portfolios of the Variable Annuity Portfolios include CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500 and CitiFundsSM Small Cap Growth VIP Portfolio (formerly Landmark Small Cap Equity VIP Fund), and are available for investment under the Contract. The Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Equity Income and Fidelity VIP Overseas Portfolios of the Fidelity Variable Insurance Products Fund, the Fidelity VIP II Contrafund and Fidelity VIP II Index 500 Portfolios of the Fidelity Variable Insurance Products Fund II, the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund and AIM V.I. Growth and Income Fund of the AIM Variable Insurance Funds, Inc. and the MFS World Governments Series, the MFS Money Market Series, the MFS Bond Series, the MFS Total Return Series, the MFS Research Series and the MFS Emerging Growth Series of the MFS Variable Insurance Trust are also available for investment under the Contract. The accompanying prospectuses for the Funds describe the investment objectives of the available portfolios. The Contract Value prior to the Annuity Income Date, except for amounts in the Fixed Account, will vary according to the investment performance of the portfolios in which the selected subaccounts are invested. You bear the entire investment risk on amounts allocated to the Separate Account.

         This Prospectus sets forth basic information about the Contract and the Separate Account that a prospective investor should know before investing. Additional information about the Contract and the Separate Account is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information has the same date as this Prospectus and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 39 of this prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling the Company at the address or phone number shown above.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY CURRENT PROSPECTUSES FOR VARIABLE ANNUITY PORTFOLIOS, THE FIDELITY VARIABLE INSURANCE PRODUCTS FUND, THE FIDELITY VARIABLE INSURANCE PRODUCTS FUND II, THE AIM VARIABLE INSURANCE FUNDS, INC. AND THE MFS VARIABLE INSURANCE TRUST.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTRACTS AND SHARES OF THE FUNDS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED.

YOUR RIGHT TO LOOK TO A DELAWARE BANK OR TRUST COMPANY FOR PAYMENT ON ANY INSURANCE POLICY IS LIMITED BY LAW. INSURANCE POLICIES ISSUED BY THE SUBSIDIARIES OR DIVISIONS OF DELAWARE BANKS OR TRUST COMPANIES ARE NOT DIRECT LIABILITIES OF SUCH BANKS OR TRUST COMPANIES. ONLY THE ASSETS OF THE INSURANCE DIVISION OR SUBSIDIARY ISSUING A POLICY ARE APPLICABLE TO THE PAYMENT AND SATISFACTION OF SUCH POLICY OR CLAIMS MADE THEREUNDER.

INSURANCE POLICIES ISSUED BY A SUBSIDIARY OR DIVISION OF A DELAWARE BANK OR TRUST COMPANY ARE NOT BANK DEPOSITS AND ARE NOT FDIC INSURED.


                                   May 1, 1998

                                TABLE OF CONTENTS

DEFINITIONS

EXPENSE TABLES

SUMMARY

         The Contract
         Charges and Deductions
         Annuity Provisions
         Federal Tax Status

CONDENSED FINANCIAL INFORMATION

THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS

         First Citicorp Life Insurance Company
         First Citicorp Life Variable Annuity Separate Account
         The Funds
         Addition, Deletion or Substitution of Investments

DESCRIPTION OF THE CONTRACT

         Issuance of a Contract
         Purchase Payments
         Free-Look Period
         Allocation of Purchase Payments
         Variable Contract Value
         Transfer Privileges
         Surrenders and Partial Withdrawals
         Death Benefit Before the Annuity Income Date
         Annuity Payments on the Annuity Income Date
         Payments
         Modification
         Owner
         Reports to Owners
         Inquiries

THE FIXED ACCOUNT

         Fixed Account Value

CHARGES AND DEDUCTIONS

         Surrender Charge (Contingent Deferred Sales Charge)
         Annual Contract Fee
         Asset-Based Administration Charge
         Transfer Processing Fee
         Mortality and Expense Risk Charge
         Fund Expenses
         Premium Taxes
         Other Taxes

ANNUITY PAYMENT OPTIONS

         Election of Annuity Payment Options
         Fixed Annuity Payments
         Legal Developments Regarding Unisex Actuarial Tables
         Variable Annuity Payments
         Description of Annuity Payment Options

YIELDS AND TOTAL RETURNS

FEDERAL TAX MATTERS

         Introduction
         Tax Status of the Contract
         Taxation of Annuities
         Transfers, Assignments or Exchange of a Contract
         Withholding
         Multiple Contracts
         Taxation of Qualified Plans
         Possible Charge for the Company's Taxes
         Other Tax Consequences

DISTRIBUTION OF THE CONTRACTS

LEGAL PROCEEDINGS

VOTING PRIVILEGES

COMPANY HOLIDAYS

FINANCIAL STATEMENTS

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

                                   DEFINITIONS

Account                       Any of the subaccounts or the Fixed Account.

Accumulation Unit             A unit of measure used to calculate Variable
                              Contract Value. We use Accumulation Units to calculate the value of a subaccount before annuity payments.

Age                           Your age on your last birthday.

Annuitant                     The Annuitant is the person upon whose life
                              annuity benefits are based and to whom payments are made under this contract, commencing on the Annuity Income Date. The Annuitant must be a natural person.

Annuity Income Date           The date on which annuity payments begin.

Annuity Unit                  A unit of measure used to calculate variable
                              annuity payments.

Attained Age                  Your age on the prior Contract Anniversary.

Beneficiary                   The person who becomes the Owner of the Contract
                              upon any Owner's death prior to the Annuity Income
                              Date and who receives the Death Benefit. The
                              Contingent Beneficiary is the person who will become the Beneficiary if the named Beneficiary is not living. An Irrevocable Beneficiary is one whose consent is necessary to change Beneficiaries and exercise certain other rights under the Contract.

The Code                      The Internal Revenue Code of 1986, as amended.

Contract Anniversary          The same date each year after the Contract Date.

Contract Date                 The Contract Date is the date the Contract becomes
                              effective.

Contract Owner                The person(s) who owns the Contract and who is
                              entitled to exercise all rights and privileges provided in the Contract.

Contract Value                The total amount invested under the Contract
                              It is the sum of the Variable Contract Value and the value of the Contract in the Fixed Account.

Dollar Cost Averaging         A series of systematic monthly transfers from
                              either the Money Market Subaccount or the Fixed
                              Account to the available subaccounts.

Fixed Account                 An allocation option under our General Account.
                              Under the Fixed Account, we credit any portion of the initial purchase payment allocated to the Fixed Account with the Initial Fixed Account
                              Interest Rate shown in the Contract Schedule. We may declare different initial interest rates for each subsequent purchase payment or transfer to the Fixed Account. After the initial one year period, the interest rate earned will be the Current Fixed Account Interest Rate. The Current
                              Fixed Account Interest Rate is determined by us in our discretion and is guaranteed for one year.


General Account               Assets other than those allocated to the Separate
                              Account or any other separate account.

Home Office                   Our principal office at 666 Fifth Avenue, 3rd
                              Floor, New York, NY 10103.


"In writing" and
"written request"             A written form satisfactory to us and received by
                              us at our Home Office. We have the right to require a signature guarantee from an institution qualified to give such a guarantee before acting on any written request.

Net Asset Value
per Share                     The share value of any portfolio as of any
                              Valuation Day reflecting investment performance and decreased by any expenses and fees assessed against the portfolio.

Net Investment Factor         An index used to measure the investment
                              performance of a subaccount from one Valuation
                              Period to the next.

Non-Qualified Contract        A Contract that is not a "qualified contract."

Premium Taxes                 Taxes charged by a state or municipality on
                              purchase payments. We deduct premium taxes from the Contract Value either: (1) at the time the Contract is surrendered; (2) on the Annuity Income
                              Date; or (3) at such other date as the taxes are assessed.

Qualified Contract            A Contract that is issued in connection with
                              retirement plans that qualify for special federal income tax treatment under Sections 403(b) or 408 of the Code.

SEC                           U.S. Securities and Exchange Commission.

Subaccount                    A subdivision of the Separate Account, the assets
                              of which are invested in a corresponding portfolio.

Surrender Value               The Contract Value less any applicable surrender
                              charges payable, premium taxes not previously deducted and the Annual Contract Fee for that year.

Valuation Day                 For each subaccount, each day on which both we and
                              the New York Stock Exchange are open for business.

Valuation Period              The period that starts following the close of
                              regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Separate Account              First Citicorp Life Variable Annuity Separate
                              Account. Assets of the Separate Account equal to the reserves and other contract liabilities with respect to the Separate Account are separate from our other assets and are not chargeable with liabilities arising out of any other business we may conduct.

Variable Contract Value       The value of the Contract in the Separate Account.

"We", "Our",  "Us"            First Citicorp Life Insurance Company.
and the "Company"

"You" and "Your"              The Owner of the Contract. In the event of Joint
                              Ownership, you and your apply equally to either
                              Joint Owner unless the context clearly indicates otherwise.

                                 EXPENSE TABLES

   The following expense information assumes that the entire Contract Value is Variable Contract Value.

Owner Transaction Expenses

   Sales Charge Imposed on Purchase Payments                     None
   Maximum Surrender Charge (contingent
     deferred sales charge) as a percentage
     of the premium payment withdrawn                            7%
   Surrender Fee                                                 None*
   Transfer Processing Fee (imposed after the 18th               $25**
     transfer in any Contract Year)

Annual Contract Fee                                              $30***

Separate Account Annual Expenses
   (as a percentage of net assets)


   Mortality and Expense Risk Charge****                         0.84%
   Administration Charge                                         0.15%
            Total Separate Account Expenses                      0.99%


Annual Fund Expenses
   (as percentage of average net assets)

---------

       * We reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year. See "Charges and Deductions."

      ** We reserve the right to charge a $25 transfer fee on each transfer after the first 12 transfers in any Contract Year. See "Charges and Deductions."

     *** We will waive the Annual Contract Fee in its entirety if, at the time this charge would be deducted, the Contract Value is at least $25,000. The Annual Contract Fee will also be waived in its entirety for any Contract Year during which purchase payments of at least $2,500 ($2,000 for Qualified Contracts), excluding the initial purchase payment, are paid.


    **** We reserve the right to assess a Mortality and Expense Risk Charge of not more than 1.25%.

                            CitiSelect VIP Folio 200

Management Fees                                                                %
Other Expenses (after fee waivers and reimbursements)                          %
            Total Annual Fund Expenses (after fee waivers                      %
              and reimbursements)


                            CitiSelect VIP Folio 300

Management Fees                                                                %
Other Expenses (after fee waivers and reimbursements)                          %
            Total Annual Fund Expenses (after fee waivers                      %
              and reimbursements)


                            CitiSelect VIP Folio 400

Management Fees                                                                %
Other Expenses (after fee waivers and reimbursements)                          %
            Total Annual Fund Expenses (after fee waivers                      %
              and reimbursements)


                            CitiSelect VIP Folio 500

Management Fees                                                                %
Other Expenses (after fee waivers and reimbursements)                          %
            Total Annual Fund Expenses (after fee waivers                      %
              and reimbursements)


                    CitiFunds Small Cap Growth VIP Portfolio
                  (formerly Landmark Small Cap Equity VIP Fund)

Management Fees                                                                %
Other Expenses (after fee waivers and reimbursements)                          %
            Total Annual Fund Expenses (after fee waivers                      %
              and reimbursements)

                          Fidelity VIP Growth Portfolio

   Management Fees                                                             %
   Other Expenses                                                              %
            Total Annual Fund Expenses                                         %


                       Fidelity VIP High Income Portfolio

   Management Fees                                                             %
   Other Expenses                                                              %
            Total Annual Fund Expenses                                         %

                      Fidelity VIP Equity Income Portfolio

   Management Fees                                                             %
   Other Expenses                                                              %
            Total Annual Fund Expenses                                         %


                         Fidelity VIP Overseas Portfolio

   Management Fees                                                             %
   Other Expenses                                                              %
            Total Annual Fund Expenses                                         %


                      Fidelity VIP II Contrafund Portfolio

   Management Fees                                                             %
   Other Expenses                                                              %
            Total Annual Fund Expenses                                         %


                       Fidelity VIP II Index 500 Portfolio

   Management Fees (after fee waivers and reimbursements)                      %
   Other Expenses                                                              %
            Total Annual Fund Expenses (after fee waivers and                  %
              reimbursements)


                       AIM V.I. Capital Appreciation Fund

   Management Fees                                                             %
   Other Expenses                                                              %
            Total Annual Fund Expenses                                         %


                       AIM V.I. Government Securities Fund

   Management Fees                                                             %
   Other Expenses                                                              %
            Total Annual Fund Expenses                                         %


                              AIM V.I. Growth Fund

   Management Fees                                                             %
   Other Expenses                                                              %
            Total Annual Fund Expenses                                         %

                       AIM V.I. International Equity Fund

   Management Fees                                                             %
   Other Expenses                                                              %
            Total Annual Fund Expenses                                         %


                               AIM V.I. Value Fund

   Management Fees                                                             %
   Other Expenses                                                              %
            Total Annual Fund Expenses                                         %


                         AIM V.I. Growth and Income Fund

   Management Fees                                                             %
   Other Expenses                                                              %
            Total Annual Fund Expenses                                         %


                          MFS World Governments Series

   Management Fees                                                             %
   Other Expenses (after fee reduction)                                        %
            Total Annual Fund Expenses (after fee reduction)                   %


                             MFS Money Market Series

   Management Fees                                                             %
   Other Expenses (after fee reduction)                                        %
            Total Annual Fund Expenses (after fee reduction)                   %


                                 MFS Bond Series

   Management Fees                                                             %
   Other Expenses (after fee reduction)                                        %
            Total Annual Fund Expenses (after fee reduction)                   %


                             MFS Total Return Series

   Management Fees                                                             %
   Other Expenses (after fee reduction)                                        %
            Total Annual Fund Expenses (after fee reduction)                   %

                               MFS Research Series


   Management Fees                                                             %
   Other Expenses (after fee reduction)                                        %
            Total Annual Fund Expenses (after fee reduction)                   %


                           MFS Emerging Growth Series

   Management Fees                                                             %
   Other Expenses (after fee reduction)                                        %
            Total Annual Fund Expenses (after fee reduction)                   %


   Premium taxes may be applicable, depending on the laws of various jurisdictions. Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies.


   The above tables are intended to assist the Owner in understanding the costs and expenses that he or she will bear directly or indirectly. The tables reflect fiscal year 1997 expenses for the Separate Account and fiscal year 1997 expenses for CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio, the Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Equity Income and Fidelity VIP Overseas Portfolios of the Fidelity Variable Insurance Products Fund, the Fidelity VIP II Contrafund and Fidelity VIP II Index 500 Portfolios of the Fidelity Variable Insurance Products Fund II, the AIM V.I. Capital Appreciation, AIM V.I. Government Securities, AIM V.I. Growth, AIM V.I. International Equity, AIM V.I. Value and AIM V.I. Growth and Income Funds and the MFS World Governments, MFS Money Market, MFS Bond, MFS Total Return, MFS Research and MFS Emerging Growth Series of the MFS Variable Insurance Trust. (Expense reimbursement information for fiscal year 1997 to be provided by amendment.)

Examples

   An owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

   1. If the Contract is surrendered or annuitized under an annuity option not providing a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period:


Subaccount                          1 Year 3 Years 5 Years 10 Years
----------                          ------ ------- ------- --------

CitiSelect VIP Folio 200            $      $
CitiSelect VIP Folio 300            $      $
CitiSelect VIP Folio 400            $      $
CitiSelect VIP Folio 500            $      $
CitiFunds Small Cap Growth VIP      $      $
  Portfolio (formerly Landmark
  Small Cap Equity VIP Fund)
Fidelity VIP Growth Portfolio       $      $       $       $
Fidelity VIP High Income            $      $
  Portfolio
Fidelity VIP Equity Income          $      $
  Portfolio
Fidelity VIP Overseas Portfolio     $      $
Fidelity VIP II Contrafund          $      S
  Portfolio
Fidelity VIP II Index 500           $      $
  Portfolio
AIM V.I. Capital Appreciation Fund  $      $       $       $
AIM V.I. Government Securities      $      $
  Fund
AIM V.I. Growth Fund                $      $
AIM V.I. International Equity       $      $
  Fund
AIM V.I. Value Fund                 $      $
AIM V.I. Growth and Income Fund     $      $
MFS World Governments Series        $      $       $       $
MFS Money Market Series             $      $       $       $
MFS Bond Series                     $      $
MFS Total Return Series             $      $
MFS Research Series                 $      $
MFS Emerging Growth Series          $      $

   2. If the Contract is annuitized under an annuity option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period:


Subaccount                          1 Year 3 Years 5 Years 10 Years
----------                          ------ ------- ------- --------

CitiSelect VIP Folio 200            $      $
CitiSelect VIP Folio 300            $      $
CitiSelect VIP Folio 400            $      $
CitiSelect VIP Folio 500            $      $
CitiFunds Small Cap Growth VIP      $      $
  Portfolio (formerly Landmark
  Small Cap Equity VIP Fund)
Fidelity VIP Growth Portfolio       $      $       $       $
Fidelity VIP High Income            $      $
  Portfolio
Fidelity VIP Equity Income          $      $
  Portfolio
Fidelity VIP Overseas Portfolio     $      $
Fidelity VIP II Contrafund          $      $
  Portfolio
Fidelity VIP II Index 500           $      $
  Portfolio
AIM V.I. Capital Appreciation Fund  $      $       $       $
AIM V.I. Government Securities      $      $
  Fund
AIM V.I. Growth Fund                $      $
AIM V.I. International Equity       $      $
  Fund
AIM V.I. Value Fund                 $      $
AIM V.I. Growth and Income Fund     $      $
MFS World Governments Series        $      $       $       $
MFS Money Market Series             $      $       $       $
MFS Bond Series                     $      $
MFS Total Return Series             $      $
MFS Research Series                 $      $
MFS Emerging Growth Series          $      $

   3. If the Contract is not surrendered or annuitized at the end of the applicable time period:


Subaccount                          1 Year 3 Years 5 Years 10 Years
----------                          ------ ------- ------- --------

CitiSelect VIP Folio 200            $      $
CitiSelect VIP Folio 300            $      $
CitiSelect VIP Folio 400            $      $
CitiSelect VIP Folio 500            $      $
CitiFunds Small Cap Growth VIP      $      $
  Portfolio (formerly Landmark
  Small Cap Equity VIP Fund)
Fidelity VIP Growth Portfolio       $      $       $       $
Fidelity VIP High Income            $      $
  Portfolio
Fidelity VIP Equity Income          $      $
  Portfolio
Fidelity VIP Overseas Portfolio     $      $
Fidelity VIP II Contrafund          $      $
  Portfolio
Fidelity VIP II Index 500           $      $
  Portfolio
AIM V.I. Capital Appreciation Fund  $      $       $       $
AIM V.I. Government Securities      $      $
  Fund
AIM V.I. Growth Fund                $      $
AIM V.I. International Equity       $      $
  Fund
AIM V.I. Value Fund                 $      $
AIM V.I. Growth and Income Fund     $      $
MFS World Governments Series        $      $       $       $
MFS Money Market Series             $      $       $       $
MFS Bond Series                     $      $
MFS Total Return Series             $      $
MFS Research Series                 $      $
MFS Emerging Growth Series          $      $


   The examples provided above assume that no transfer charges or premium taxes have been assessed. The examples also assume that the Annual Contract Fee is $30 and that the average Contract Value is $10,000, which translates the Annual Contract Fee into an assumed .30% charge for the purposes of the examples based on a $1,000 investment.

   The examples should not be considered a representation of past or future expenses. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

                                     SUMMARY

   UNLIKE BANK ACCOUNTS, CONTRACT VALUE IS NOT INSURED. INVESTMENT OF CONTRACT VALUE INVOLVES CERTAIN RISKS INCLUDING LOSS OF PURCHASE PAYMENTS (PRINCIPAL). CONTRACT VALUE IS NOT DEPOSITED IN OR GUARANTEED BY ANY BANK AND IS NOT GUARANTEED BY ANY GOVERNMENT AGENCY.

The Contract

   Issuance of a Contract. Contracts may be issued in connection with retirement plans that may or may not qualify for special federal tax treatment under the Code. The maximum age for Owners on the Contract date is 90. (See "Issuance of a Contract.")


   Free-Look Period. You have the right to return the Contract within 10 days (30 days if purchased as a result of mail or telephone solicitation) after you receive it. We will consider the Contract received five days after it is mailed to your last known address. The returned Contract will become void. We will return to you an amount equal to the sum of (i) and (ii) on the date the Contract is received either at our home office or by the sales representative who sold it plus any premium taxes deducted, where: (i) is the difference between the premiums paid, including any contract fees or charges, and the amounts, if any, allocated to the Separate Account; and (ii) is the cash value of the contract attributable to the amounts so allocated. (See "Free-Look Period.")


   Purchase Payments. The minimum amount we will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Subsequent purchase payments may be paid under the Contract at any time before the Annuity Income Date; however, we reserve the right not to accept payments less than $500 for Non-Qualified Contracts and less than $100 for Qualified Contracts. Our approval is required for payments that exceed $1,000,000 per Contract Year. (See "Purchase Payments".)

   Allocation of Purchase Payments. Purchase payments under a Contract will be allocated, as designated by you, to one or more of the subaccounts of the Separate Account or to the Fixed Account or to both. In states where we must refund purchase payments in the event you exercise the free-look right, any portion of the initial net purchase payment to be allocated to any subaccount will be allocated to the subaccount investing in the MFS Money Market Series (the "Money Market Subaccount") during the "free-look" period. At the end of that period, the value in the Money Market Subaccount will be allocated to the subaccounts as selected by you. The assets of each subaccount will be invested solely in a corresponding portfolio. The Contract Value, except for amounts in the Fixed Account, will vary according to the investment performance of the portfolio(s) in which the selected subaccount(s) is invested. Interest will be credited to amounts in the Fixed Account at a guaranteed minimum rate of 3% per year, or a higher current interest rate declared by us. (See "Allocation of Purchase Payments.") The Fixed Account may not be available in all states.


   Transfers. On or before the Annuity Income Date, you may transfer all or part of the value in a subaccount or the Fixed Account to another subaccount or the Fixed Account.

   We reserve the right to defer transfers from the Fixed Account for up to 6 months following the date of request.


   Currently, a $25 fee is assessed on the 19th and each subsequent transfer during a Contract Year. We reserve the right, however, to charge this fee for the 13th and each subsequent transfer during a Contract Year. (See "Transfer Privilege.")

   Partial Withdrawal. Before the Annuity Income Date, you may, by written notice, withdraw part of the surrender value subject to certain limitations. Any withdrawal request must be in writing and must specify from which Account(s) the withdrawal will be made. (See "Partial Withdrawals.")

   Surrender. Upon written notice before the Annuity Income Date, you may surrender the Contract and receive its surrender value. (See "Surrender.")

Charges and Deductions

   The following charges and deductions are assessed under the Contract:

   Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expenses is deducted from purchase payments at the time purchase payments are made. However, a surrender charge may be deducted from amounts surrendered or withdrawn. A surrender charge also may be deducted from amounts applied to annuity payment options not providing a life annuity or a life annuity with a period certain of at least five years. Surrender charges are not deducted upon payment of a death benefit.

   The surrender charge imposed on partial withdrawals, surrenders and upon application of proceeds to certain annuity options equals a specified percentage of the purchase payments withdrawn or applied. The surrender charge is calculated by multiplying the applicable specified percentages by the purchase payments withdrawn. For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of purchase payments withdrawn or surrendered. For each purchase payment, the surrender charge decreases each full year that has elapsed since the payment was made. Surrenders and withdrawals are considered to come first from earnings and then from the oldest purchase payment, then the next oldest payment, and so forth. No surrender charge is assessed upon the withdrawal or surrender of earnings or purchase payments made more than 5 years prior to the withdrawal or surrender. (See "Charges for Surrender or Partial Withdrawals.")

   During each Contract Year, up to 10% of purchase payments less any prior withdrawal of purchase payments may be withdrawn without a Surrender Charge.

   The surrender charge also may be waived in certain circumstances as provided in the Contracts. (See "Waiver of Surrender Charge.")

   We reserve the right to assess a processing charge equal to the lesser of $25.00 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year.

   Annual Contract Fee. On the last day of each Contract Year prior to the Annuity Income Date, or the surrender of the Contract, if earlier, we will deduct an Annual Contract Fee of $30 from the Contract Value. A pro-rated portion of the fee is deducted from all active Accounts. (See "Annual Contract Fee.")

   The Annual Contract Fee will be waived in its entirety if, at the time of deduction, the Contract Value is $25,000 or more. In addition, the Annual Contract Fee will be waived in its entirety for any Contract Year in which purchase payments of at least $2,500 ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, are paid.


   Mortality and Expense Risk Charge. We deduct a daily mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. The charge is deducted from the assets of the Separate Account at an annual rate of 0.84% (approximately 0.34% for mortality risk and 0.50% for expense risks). We reserve the right to change this charge in the future but guarantee it will not exceed 1.25% per annum. (See "Mortality and Expense Risk Charge.")

   Asset-Based Administration Charge. We deduct a daily administration charge to compensate us for certain expenses we incur in administration of the Contract and the Separate Account. The charge is deducted from the assets of the Separate Account at an annual rate of 0.15%. We reserve the right to change this charge in the future but guarantee it will not exceed 0.15% per annum. (See "Asset-Based Administration Charge".) We do not expect to make a profit from this charge.


   Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted from the Contract Value. Premium taxes will be deducted from the Contract Value either: (1) at the time the Contract is surrendered; (2) on the Annuity Income Date; or (3) at such other date as the taxes are assessed.

Annuity Provisions

   The Annuity Income Date may be elected by you at the time of application or anytime thereafter. If no Annuity Income Date is elected, it will be the first day of the calendar month following the Annuitant's 65th birthday or ten years after the Contract Date, if later. The Annuity Income Date may not be later than the first day of the month following the Annuitant's 85th birthday.

   On the Annuity Income Date, the Contract Value (adjusted as described below) will be applied to an Annuity Income Option, unless you choose to receive the surrender value in a lump sum. The Contract Value is adjusted by deducting applicable premium taxes not yet deducted, and for annuity options other than a life annuity or a life annuity with a period certain of at least five years, less any applicable surrender charge. (See "Annuity Payment Options.")

Federal Tax Status

   Generally, a distribution (including a surrender, partial withdrawal or death benefit payment) may result in taxable income. In certain circumstances, a 10% penalty tax may apply. For a further discussion of the federal income status of variable annuity contracts, see "Federal Tax Status."

                         CONDENSED FINANCIAL INFORMATION

   The following tables set forth certain information pertaining to the net assets of the Separate Account, as represented by the accumulation unit values and number of accumulation units for the period from the commencement of business through December 31, 1997. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the Statement of Additional Information



                                                                           Accumulation Unit Value
                                                 -----------------------------------------------------------------------------

                       Subaccount                Commencement Date*     Year Ending        Year Ending         Year Ending
                                                                        (12/31/95)          (12/31/96)         (12/31/97)
------------------------------------------------ ------------------- ------------------ ------------------- ------------------
CitiSelect VIP Folio 200                                1.00                 -                  -
CitiSelect VIP Folio 300                                1.00                 -                  -
CitiSelect VIP Folio 400                                1.00                 -                  -
CitiSelect VIP Folio 500                                1.00                 -                  -
CitiFunds Small Cap Growth VIP                          1.00                 -                  -
   Portfolio (formerly Landmark Small
   Cap Equity VIP Fund)
Fidelity VIP Growth Portfolio                           1.00               1.31                1.48
Fidelity VIP High Income                                1.00                 -                  -
   Portfolio
Fidelity VIP Equity Income                              1.00                 -                  -
   Portfolio
Fidelity VIP Overseas Portfolio                         1.00                 -                  -
Fidelity VIP II Contrafund                              1.00                 -                  -
   Portfolio
Fidelity VIP II Index 500                               1.00                 -                  -
   Portfolio
AIM V.I. Capital Appreciation Fund                      1.00               1.29                1.49
AIM V.I. Government Securities                          1.00                 -                  -
   Fund
AIM V.I. Growth Fund                                    1.00                 -                  -
AIM V.I. International Equity                           1.00                 -                  -
   Fund
AIM V.I. Value Fund                                     1.00                 -                  -
AIM V.I. Growth and Income Fund                         1.00                 -                  -
MFS World Governments Series                            1.00               1.10                1.12
MFS Money Market Series                                 1.00               1.03                1.06
MFS Bond Series                                         1.00                 -                  -
MFS Total Return Series                                 1.00                 -                  -
MFS Research Series                                     1.00                 -                  -
MFS Emerging Growth Series                              1.00                 -                  -

                                                                      Number of Accumulation Units Outstanding
                                               ----------------------------------------------------------------------------------
                                                       Year Ending                  Year Ending                   Year Ending
                       Subaccount                      (12/31/95)                    (12/31/96)                   (12/31/97)
---------------------------------------------- ---------------------------- ----------------------------- -----------------------
CitiSelect VIP Folio 200                                    -                            -
CitiSelect VIP Folio 300                                    -                            -
CitiSelect VIP Folio 400                                    -                            -
CitiSelect VIP Folio 500                                    -                            -
CitiFunds Small Cap Growth VIP                              -                            -
   Portfolio (formerly Landmark
   Small Cap Equity VIP Fund)
Fidelity VIP Growth Portfolio                           1,237,930                    2,902,936
Fidelity VIP High Income                                    -                            -
   Portfolio
Fidelity VIP Equity Income                                  -                            -
   Portfolio
Fidelity VIP Overseas Portfolio                             -                            -
Fidelity VIP II Contrafund                                  -                            -
   Portfolio
Fidelity VIP II Index 500                                   -                            -
   Portfolio
AIM V.I. Capital Appreciation Fund                      1,345,513                    3,464,766
AIM V.I. Government Securities                              -                            -
   Fund
AIM V.I. Growth Fund                                        -                            -
AIM V.I. International Equity                               -                            -
   Fund
AIM V.I. Value Fund                                         -                            -
AIM V.I. Growth and Income Fund                             -                            -
MFS World Governments Series                             241,914                      467,158
MFS Money Market Series                                  115,908                      491,668
MFS Bond Series                                             -                            -
MFS Total Return Series                                     -                            -
MFS Research Series                                         -                            -
MFS Emerging Growth Series                                  -                            -

*The Fidelity VIP Growth Portfolio, AIM V.I. Capital Appreciation Fund, MFS World Governments Series and MFS Money Market Series subaccounts commenced operations on February 21, 1995. All other subaccounts commenced operations on February 3, 1997.

                 THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS

First Citicorp Life Insurance Company

   First Citicorp Life Insurance Company is a stock life insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings Inc., which in turn, is a wholly owned subsidiary of Citicorp, one of the world's largest bank holding companies.

   First Citicorp Life primarily engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues modest amounts of term life insurance and fixed annuities on a direct basis


   As of December 31, 1997, First Citicorp Life Insurance Company had statutory assets in excess of . First Citicorp Life Insurance Company's financial statements can be found in the Statement of Additional Information and should only be considered in the context of its ability to meet any obligations it may have under the Contract.


First Citicorp Life Variable Annuity Separate Account

   The Separate Account was established by us as a separate account on July 6, 1994. The Separate Account will receive and invest purchase payments made under the Contracts. In addition, the Separate Account may receive and invest purchase payments for other variable annuity contracts we may issue in the future.

   Although the assets in the Separate Account are our property, the assets in the Separate Account attributable to the Contracts are not chargeable with liabilities arising out of any other business that we may conduct. The assets of the Separate Account are available to cover our general liabilities only to the extent that the Separate Account's assets exceed the liabilities arising under the Contracts and any other contracts supported by the Separate Account. We have the right to transfer to the General Account any assets of the Separate Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations.

   The Separate Account currently is divided into twenty-three (23) subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single corresponding portfolio. The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

   The Separate Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. The Separate Account is also subject to the laws of the State of New York which regulate the operations of insurance companies domiciled in New York.

The Funds

   The Separate Account invests in shares of the Variable Annuity Portfolios, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the AIM Variable Insurance Funds, Inc. and the MFS Variable Insurance Trust. The Funds are management investment companies of the series type with one or more investment portfolios. Each Fund is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Company or the portfolios by the SEC.

   The Funds may, in the future, create additional portfolios that may or may not be available as investment options under the Contracts. Each portfolio has its own investment objectives and the income and losses for each portfolio are determined separately for that portfolio.

   The investment objectives and policies of each portfolio are summarized below. There is no assurance that any portfolio will achieve its stated objectives. More detailed information, including a description of risks and expenses, may be found in the prospectuses for the Funds which must accompany or precede this prospectus and which should be read carefully and retained for future reference.


   Variable Annuity Portfolios. The Variable Annuity Portfolios currently include five funds, all of which are available as investment options under the Contracts. The Variable Annuity Portfolios include CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500 and CitiFunds Small Cap Growth VIP Portfolio (formerly Landmark Small Cap Equity VIP
Fund). Each CitiSelect VIP Folio is a total return fund that allocates its investments among three primary classes of assets - equity, fixed income and money market securities. Each Portfolio's asset mix is designed to offer a different level of potential return within a corresponding level of risk.


         CitiSelect VIP Folio 200. This portfolio seeks as high a total return over time as is consistent with a primary emphasis on a combination of fixed income and money market securities and a secondary emphasis on equity securities. Under normal circumstances, 25%-45% of the portfolio's assets will be invested in equity securities, 35%-55% of the portfolio's assets will be invested in fixed income securities, and 10%-30% of the portfolio's assets will be invested in money market securities.

         CitiSelect VIP Folio 300. This portfolio seeks as high a total return over time as is consistent with a balanced emphasis on equity and fixed income securities. Under normal circumstances, 40%-60% of the portfolio's assets will be invested in equity securities, 35%-55% of the portfolio's assets will be invested in fixed income securities, and 1%-10% of the portfolio's assets will be invested in money market securities.

         CitiSelect VIP Folio 400. This portfolio seeks as high a total return over time as is consistent with a primary emphasis on equity securities, and a secondary emphasis on fixed income securities. Under normal circumstances, 55%-85% of the portfolio's assets will be invested in equity securities, 15%-53% of the portfolio's assets will be invested in fixed income securities, and 1%-10% of the portfolio's assets will be invested in money market securities.

         CitiSelect VIP Folio 500. This portfolio seeks as high a return over time as is consistent with a dominant emphasis on equity securities and a small allocation to fixed income securities. Under normal circumstances, 70%-95% of the portfolio's assets will be invested in equity securities, 5%-20% of the portfolio's assets will be invested in fixed income securities, and 1%-10% of the portfolio's assets will be invested in money market securities.


         CitiFunds Small Cap Growth VIP Portfolio (formerly Landmark Small Cap Equity VIP Fund). This fund seeks long-term capital growth by investing in a diversified portfolio of equity securities of U.S. companies with market capitalization of $750 million or less. Under normal circumstances, at least 65% of the fund's total assets will be invested in such companies. Dividend income, if any, is incidental to this investment objective.


   Citibank, N.A. serves as Investment Manager to these portfolios and manages their assets in accordance with general policies and guidelines established by the Trustees of the Variable Annuity Portfolios.

With respect to the CitiSelect Portfolios, Citibank, N.A. expects that, in general, each Fund's assets will be allocated among the equity, fixed income and money market class as provided above. However, cash flows of a Fund or changes in market valuations could produce different results. Citibank, N.A. will review each Fund's asset allocation quarterly and expects, in general, to rebalance the Fund's investments, if necessary, at that time. Rebalancing may be accomplished over a period of time and may be limited by tax and regulatory requirements.

   Fidelity Variable Insurance Products Fund. The Fidelity Variable Insurance Products Fund currently has five portfolios, four of which, the Growth Portfolio, the High Income Portfolio, the Equity Income Portfolio, and the Overseas Portfolio are available as investment options under the Contracts.

         Growth Portfolio. This portfolio seeks to achieve capital appreciation. The portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

         High Income Portfolio*. This portfolio seeks to achieve high current income by investing, under normal circumstances, at least 65% of its assets in income producing debt securities, preferred stocks and convertible securities. The High Income Portfolio typically invests in longer term, lower quality fixed income securities but may invest in common stocks, other equity securities and debt securities not currently paying interest but which are expected to do so in the future. In choosing investments, the High Income Portfolio also considers growth of capital.

         Equity Income Portfolio. This portfolio seeks reasonable income by investing, under normal circumstances, at least 65% of its assets in income producing equity securities. The remainder of the Equity Income Portfolio's assets will tend to be invested in debt obligations, many of which are expected to be convertible into common stock. In choosing investments, the portfolio also considers the potential for capital appreciation.

         Overseas Portfolio. This portfolio seeks long term growth of capital by investing, under normal circumstances, at least 65% of its assets in securities of issuers from at least three different countries, whose principal activities are outside of North America (the U.S., Canada, Mexico and Central America). The majority of the portfolio's assets will be invested in equity securities. However, the portfolio may also invest in debt securities of any quality.

   Fidelity Management & Research Company serves as investment adviser to these portfolios and manages their assets in accordance with general policies and guidelines established by the trustees of the Fidelity Variable Insurance Products Fund.

   Fidelity Variable Insurance Products Fund II. The Fidelity Variable Insurance Products Fund II currently has five portfolios, two of which, the Contrafund Portfolio and the Index 500 Portfolio are available as investment options under the Contracts.

         Contrafund Portfolio. Under normal circumstances, this portfolio seeks capital appreciation by investing mainly in common stocks and securities convertible into common stock believed to be undervalued by an overly pessimistic public appraisal but has the flexibility to invest in any type of security that may produce capital appreciation. The portfolio's investment strategy may lead to investment in small and mid-sized companies.

         Index 500 Portfolio. This portfolio seeks to match the total return of the S&P 500 by investing, under normal circumstances, at least 80% of its assets (65% if portfolio assets are below $20 million) in equity securities of companies that compose the S&P 500, while keeping expenses low.

   Fidelity Management & Research Company serves as investment adviser to these portfolios and manages their assets in accordance with general policies and guidelines established by the trustees of the Fidelity Variable Insurance Products Fund II.

   AIM Variable Insurance Funds, Inc. AIM Variable Insurance Funds, Inc. currently has nine portfolios, six of which, the AIM V.I. Capital Appreciation Fund, the AIM V.I. Government Securities Fund, the AIM V.I. Growth Fund, the AIM V.I. International Equity Fund, the AIM V.I. Value Fund and the AIM V.I. Growth and Income Fund are available as investment options under the Contracts.

         AIM V.I. Capital Appreciation Fund. This portfolio seeks capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

         AIM V.I. Government Securities Fund. This portfolio seeks to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government.

         AIM V.I. Growth Fund. This portfolio seeks growth of capital principally through investment in common stocks of seasoned and bettered capitalized companies considered by AIM Advisors, Inc. ("AIM") to have strong earnings momentum.

         AIM V.I. International Equity Fund. This portfolio seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities, the issuers of which are considered by AIM to have strong earnings momentum.

         AIM V.I. Value Fund. This portfolio seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market value of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

         AIM V.I. Growth and Income Fund. This portfolio seeks growth of capital, with current income as a secondary objective. The fund seeks to achieve its objective by generally investing at least 65% of its net assets in stocks of companies believed by AIM to have the potential for above average growth in revenues and earnings.

   AIM serves as investment adviser to these portfolios and manages their assets in accordance with general policies and guidelines established by the trustees of the AIM V.I. Capital Appreciation Fund.

   MFS Variable Insurance Trust. MFS Variable Insurance Trust currently has twelve portfolios, six of which, the MFS World Governments Series, the MFS Money Market Series, the MFS Bond Series, the MFS Total Return Series, the MFS Research Series and the MFS Emerging Growth Series are available as investment options under the Contracts.

         MFS World Governments Series. This portfolio seeks preservation and growth of capital, together with moderate current income. Objectives are achieved through an internationally diversified portfolio consisting primarily of debt securities (normally at least 80%) and to a lesser extent equity securities.

         MFS Money Market Series. This portfolio seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity. Objectives are achieved by investing primarily (normally at least 80%) in U.S. Government Securities, obligations of banks, commercial paper and short-term corporate obligations. An investment in the Money Market Series is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.

         MFS Bond Series*. This portfolio seeks primarily to provide as high a level of current income as is believed consistent with prudent investment risk and secondarily to protect capital. Under normal conditions, at least 65% of the portfolio's total assets will be invested in convertible and non-convertible debt securities and preferred stocks, U.S. Government securities, commercial paper, repurchase agreements and cash or cash equivalents (such as certificates of deposit, and banker's acceptances.).

         MFS Total Return Series*. This portfolio's primary investment objective is to provide above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily, to provide a reasonable opportunity for growth of capital and income. Under normal market conditions, at least 25% of the portfolio's assets will be invested in fixed income securities and at least 40% and no more than 75% of its assets will be invested in equity securities.

         MFS Research Series*. This portfolio seeks to provide long term growth of capital and future income by investing a substantial portion of its total assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long term growth. A smaller proportion of the MFS Research Series' assets may be invested in bonds, short term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth.

         MFS Emerging Growth Series. This portfolio seeks primarily to provide long term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the primary investment objective of long term growth of capital. Under normal circumstances, at least 80% of the portfolio's total assets will be invested in common stocks of companies that Massachusetts Financial Service Company ("MFS") believes are early in their life cycle but which have the potential to become major enterprises.

   MFS serves as investment adviser to these portfolios and manages their assets in accordance with general policies and guidelines established by the trustees of the MFS Variable Insurance Trust.

   Certain of the unaffiliated investment advisers reimburse First Citicorp Life for administrative costs incurred in connection with administering the funds as variable funding options. These reimbursements are paid out of the advisers' investment advisory fees as a percentage of assets under management.

--------------
*The portfolios' investment strategy may provide the opportunity for higher than average yields by investing in securities with higher than average risk, such as lower and unrated debt and comparable equity instruments. Please consult each portfolio's

Fund prospectus accompanying this Prospectus for more information about the risk associated with such investments.

Addition, Deletion or Substitution of Investments

   We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account or that the Separate Account may purchase. If the shares of a portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares, if any, of that portfolio and substitute shares of another portfolio. We will not substitute any shares attributable to a Contract's interest in a subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

   We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in shares of a new corresponding portfolio having a specified investment objective. We may, in our sole discretion, establish new subaccounts or eliminate or combine one or more subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by us. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more subaccounts may be transferred to any other subaccount if, in our sole discretion, marketing, tax, or investment conditions warrant.

   In the event of any such substitution or change, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other separate accounts, or its assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting privileges of Owners or other persons who have such privileges under the Contracts.


                           DESCRIPTION OF THE CONTRACT

Issuance of a Contract


   In order to purchase a Contract, application must be made to us through our licensed representative who is also a registered representative of Citicorp Investment Services, Inc., a registered broker-dealer which has a selling agreement with CFBDS, Inc.

Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. The maximum age for Owners on the Contract Date is 90.


Purchase Payments

   The minimum amount that we will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts, $2,000 for Qualified Contracts. Subsequent purchase payments may be paid at any time during the Annuitant's lifetime and before the Annuity Income Date.

   We reserve the right not to accept purchase payments in excess of $1 million per Contract Year. We also reserve the right not to accept payments of less than $500 for Non-Qualified Contracts or less than $100 for Qualified Contracts.

   Under our automatic purchase payment plan, you can select a monthly payment schedule pursuant to which purchase payments will be automatically deducted from a bank account or other source. We reserve the right not to accept such monthly payments if less than $500 for Non-Qualified Contracts or less than $100 for Qualified Contracts.

Free-Look Period


   The Contract provides for an initial "free-look" period. You have the right to return the Contract within 10 days of receiving it (30 days if purchased as a result of mail or telephone solicitation). When we receive the returned Contract at our home office or when the sales representative who sold the Contract receives it before the end of this period, we will cancel the Contract and refund to you an amount equal the sum of (i) and (ii) as of the date the returned Contract is received plus any premium taxes deducted where: (i) is the difference between the premiums paid, including any contract fees or charges, and the amount, if any, allocated to the Separate Account; and (ii) is the cash value of the contract attributable to the amounts so allocated. This amount may be more or less than the aggregate amount of purchase payments made up to that time. The free-look period begins on the date following your receipt of the Contract. We will consider the Contract received five days after it is mailed to your last known address.


Allocation of Purchase Payments

   At the time of application, you select the allocation of the initial net purchase payment among the subaccounts and the Fixed Account. Any allocation must be for at least $100 and be a whole percentage of a purchase payment.

   If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial purchase payment will be allocated, as designated by you, to one or more of the subaccounts or to the Fixed Account within two valuation days of receipt of such purchase payment by us at our home office. If the application is not properly completed, we reserve the right to retain the purchase payment for up to five valuation days while we attempt to complete the application. If the application is not complete at the end of the 5-day period, we will inform the applicant of the reason for the delay and the initial purchase payment will be returned immediately, unless the applicant specifically consents to our retaining the purchase payment until the application is complete. Once the application is complete, the initial purchase payment will be allocated as designated by you within two valuation days.

   Notwithstanding the foregoing, in jurisdictions where we must refund the greater of aggregate purchase payments or Contract Value in the event you exercise the free-look right, any portion of the initial purchase payment to be allocated to a subaccount will be allocated to the Money Market Subaccount for the free-look period following the Contract Date. At the end of that period, the amount in the Money Market Subaccount will be allocated to the subaccounts as designated by you based on the proportion that the allocation percentage for each such subaccount bears to the sum of the allocation percentages set forth in the purchase payment allocation schedule then in effect.

   Any subsequent purchase payments will be allocated as of the end of the valuation period in which the subsequent purchase payment is received by us and will be allocated in accordance with the purchase payment allocation schedule in effect at the time the purchase payment is received. However, you may direct individual payments to a specific subaccount or to the Fixed Account (or any combination thereof) without changing the existing allocation schedule. The allocation schedule may be changed by you at any time by written notice. Changing the purchase payment allocation schedule will not change the allocation of existing Contract Value among the subaccounts or the Fixed Account.

   The Contract Values allocated to a subaccount will vary with that subaccount's investment experience, and you bear the entire investment risk. You should periodically review your purchase payment allocation schedule in light of market conditions and your overall financial objectives.

Variable Contract Value

   The Variable Contract Value will reflect the investment experience of the selected subaccounts, any purchase payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Contract Value, and, because a Contract's Variable Contract Value on any future date depends upon a number of variables, it cannot be predetermined.

   Calculation of Variable Contract Value. The Variable Contract Value is determined at the end of each valuation period prior to the Annuity Income Date. The value will be the aggregate of the values attributable to the Contract in each of the subaccounts, determined for each subaccount by multiplying that subaccount's accumulation unit value for the relevant valuation period by the number of accumulation units of that subaccount allocated to the Contract.

   Determination of Number of Accumulation Units. Prior to the Annuity Income Date, any amounts allocated or transferred to the subaccounts will be converted into subaccount accumulation units. The number of accumulation units to be credited to a Contract is determined by dividing the dollar amount being allocated or transferred to a subaccount by the accumulation unit value for that subaccount at the end of the valuation period during which the amount is allocated or transferred. The number of accumulation units in any subaccount will be increased at the end of the valuation period by any purchase payments allocated to the subaccount during the current valuation period and by any amounts transferred to the subaccount from another subaccount or from the Fixed Account during the current valuation period.

   Any amounts transferred, surrendered or deducted from a subaccount will be processed by cancelling or liquidating accumulation units. The number of accumulation units to be cancelled is determined by dividing the dollar amount being removed from a subaccount by the accumulation unit value for that subaccount at the end of the valuation period during which the amount was removed. The number of accumulation units in any subaccount will be decreased at the end of the valuation period by: (a) any amounts transferred (and any applicable transfer fee) from that subaccount to another subaccount or to the Fixed Account; (b) any amounts withdrawn or surrendered during that valuation period; (c) any surrender charge, Annual Contract Fee or premium tax assessed upon a partial withdrawal or surrender; and (d) the Annual Contract Fee, if assessed during that valuation period.

   Determination of Accumulation Unit Value. The accumulation unit value for each subaccount's first Valuation Period was set at $1.00. The accumulation unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying that subaccount's accumulation unit value on the preceding Valuation Day by the net investment factor for that sub-account for the Valuation Period then ended.

   The net investment factor for each subaccount for any Valuation Period is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

   (1) Is the net asset value per share of the corresponding portfolio at the end of the Valuation Period plus the per share amount of any declared and unpaid dividends or capital gains accruing to that portfolio plus (or minus) a per share credit (or charge) for any taxes resulting from the investment operations of the subaccount.

   (2) Is the portfolio's net asset value per share at the beginning of the Valuation Period; and

   (3) Is a factor representing the daily mortality and expense risk charge and the administration charge deducted from the subaccount.

Transfer Privileges


   General. Before the Annuity Income Date you may transfer all or part of the amount in a subaccount or the Fixed Account to another subaccount or the Fixed Account.

   We reserve the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.


   If the value remaining in any Account after a transfer is less than $100, we have the right to transfer the entire amount instead of the requested amount. In the absence of any other directions, such transfer will be allocated in the same proportion as the transfer request resulting in this action.


   Subject to the foregoing, there currently is no limit on the number of transfers that can be made among or between subaccounts or to or from the Fixed Account.


   Transfers may be made based upon instructions given by written request or by telephone. We will only honor telephone transfer requests if we have a currently valid telephone transfer authorization form on file signed by you. A telephone transfer authorization form received by us at our home office is valid until it is rescinded or revoked in writing by you or until a subsequently dated form signed by you is received at our home office. You may provide a telephone transfer authorization with the application or pursuant to a written request after the Contract Date.

   We employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We, however, may be liable for such losses if we do not follow those reasonable procedures. The procedures we follow for telephone transfers include confirming the correct name, contract number and social security number code for each telephone transfer.

   We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.

   Transfer Fee. Currently, a $25 fee is assessed on the 19th and each subsequent transfer during a Contract Year. We reserve the right, however, to charge $25 for the 13th and each subsequent transfer during a Contract Year. (See "Charges and Deductions".)


   Dollar-Cost Averaging. If elected at the time of the application and at any time thereafter by written request, you may systematically or automatically transfer (on a monthly basis) specified dollar amounts from the Money Market Subaccount or the Fixed Account, but not from both Accounts at the same time, to other subaccounts. This is known as the dollar-cost averaging method of investment. The fixed dollar amount will purchase more accumulation units of a subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets.


   The minimum transfer amount to a subaccount for dollar-cost averaging is $100 per month (or the equivalent). Each transfer from the Money Market Subaccount must be equal to or less than 1/6 of the Money Market Subaccount value at the time the automatic transfers begin. The maximum per transfer amount for transfer from the Fixed Account is also 1/6 of the Fixed Account value at the time the automatic transfers begin. Once elected, dollar-cost averaging remains in effect for a Contract until the Contract Value in the Money Market Subaccount or the Fixed Account is inadequate to execute the requested transfers or until you cancel the election by providing us with at least 6 days prior written notice. You may exercise your right to cancel the election at any time. There is no additional charge for using dollar-cost averaging. However, automatic transfers will be treated as any other transfer in determining the number of transfers in any Contract Year. We reserve the right to discontinue offering the dollar-cost averaging facility at any time and for any reason. A dollar-cost averaging program in effect at the time of such discontinuance will continue unless terminated by the Contract Owner.

Surrenders and Partial Withdrawals

   Surrender. At any time before the Annuity Income Date, you may surrender the Contract for its surrender value. The surrender value will be determined as of the end of the Valuation Period during which written notice requesting surrender is received at our home office. The surrender value will be paid in a lump sum. A surrender may have adverse federal income tax consequences, including a penalty tax. (See "Taxation of Annuities.")

   Partial Withdrawals. At any time before the Annuity Income Date, you may make partial withdrawals of the surrender value. Partial withdrawal requests must be in writing and specify from which Account(s) the withdrawal is to be made. The amount withdrawn must equal at least $500 except for systematic withdrawals. When a withdrawal is made, you will receive the amount requested to be withdrawn less any applicable surrender charge. If a partial withdrawal request would reduce the Contract Value to less than $2,000, we may pay the full Contract Value and terminate the Contract. We will withdraw the amount requested from the Contract Value as of the end of the Valuation Period during which written notice requesting the partial withdrawal is received. (See "Surrender Charge.")

   A partial withdrawal may have adverse federal income tax consequences, including a penalty tax. (See "Taxation of Annuities.")

   We currently do not impose a processing charge for withdrawals, however, we reserve the right to assess a processing charge equal to the lesser of $25.00 or 2% of the amount withdrawn for the 13th and each subsequent withdrawal during a Contract Year. The processing charge will be in addition to any applicable surrender charge. This charge will be deducted from the Account from which the withdrawal is made and will reduce the Account value available for withdrawal accordingly. If a withdrawal is made from more than one Account at the same time, the processing charge would be deducted pro-rata from the remaining Contract Value in such Account(s).

   Surrender and Partial Withdrawal Restrictions. Your right to make surrenders and partial withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan. We may defer payments from the Fixed Account for up to six months.

   Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

   Systematic Withdrawals. You may elect in writing at the time of the application or any time after the first Contract Anniversary to receive periodic partial withdrawals under our systematic withdrawal plan. Under the systematic withdrawal plan, we will make partial withdrawals on a monthly, quarterly, semi-annual or annual basis from designated Accounts as specified by you. Withdrawals from an Account must be at least $50 each.

   The withdrawals may be requested on the following basis: (1) as a specified dollar amount; and (2) as a specified whole percent of Contract Value.

   Participation in the systematic withdrawal plan will terminate on the earliest of the following events: (1) the value in an Account from which partial withdrawals are being made becomes zero; (2) a termination date specified by you is reached; or (3) you request that your participation in the plan cease. Withdrawals under the systematic withdrawal plan are subject to a surrender charge. (See "Surrender Charge").

   Systematic withdrawals may have adverse federal income tax consequences and you should, therefore, consult with your tax adviser before electing to participate in the plan. We reserve the right to discontinue offering the systematic withdrawal plan at any time. A systematic withdrawal plan in effect at the time of such discontinuance will continue unless terminated by the Contract owner.

Death Benefit Before the Annuity Income Date

   Death of the Owner. Upon receipt of due proof of your death (or in the case of Joint Owners, the death of the first Joint Owner to die) while the Contract is in force and before the Annuity Income Date, we will pay the Beneficiary the Death Benefit. In the case of Joint Owners, the surviving Joint Owner will be the primary beneficiary. You may specify the manner in which the Death Benefit is to be paid. If you do not specify how the Death Benefit is to be paid, the Beneficiary may elect the manner in which the Death Benefit is to be distributed.

   In either case, the Death Benefit under a Non-Qualified Contract must be distributed in full within 5 years after the deceased Owner's death unless:

   1. The benefit is paid as a life annuity or an annuity with a period certain not exceeding the Beneficiary's life expectancy with payments beginning within one year of the deceased Owner's death; or

   2. The Beneficiary is the surviving spouse of the deceased Owner, in which case he or she may continue this Contract as the Owner.

   If the Beneficiary is not a natural person, the benefit must be distributed within 5 years of your death. Similar rules apply to Qualified Contracts.

   Death Benefit. If you die prior to age 75, the Death Benefit will be the greatest of:

   1.    The Contract Value on the date we receive due proof of your death;

   2. The Contract Value on the most recent 5th Contract Anniversary immediately preceding the date of death, increased by the dollar amount of any purchase payments and reduced by the dollar amount of any withdrawals made since that Contract Anniversary; or

   3. 100% of all purchase payments made less the dollar amount of any purchase payment withdrawals since the date this Contract was issued.

   If you die on or after your 75th birthday, the Death Benefit will equal the greater of:


   1.    The Contract Value on the date we receive due proof of your death;

   2. The Death Benefit on your 75th birthday, less the dollar amount of any subsequent withdrawals; or


   3. 100% of all purchase payments made less the dollar amount of any purchase payment withdrawals since the date this Contract was issued.

   If the Death Benefit is paid immediately in one lump sum, the Contract will end on the date of payment. If the Death Benefit is not taken immediately in one lump sum, the Death Benefit will become the new Contract Value. Any resulting increase in the Contract Value will be allocated to each Account in proportion to the distribution of the Contract Value on the date we receive due proof of your death.

   If you die (or in the case of Joint Owners, the first Owner to die) prior to the Annuity Income Date and there are two or more Beneficiaries, each Beneficiary will receive an equal share of the Death Benefit unless you specify otherwise in writing. If a named Beneficiary dies before you, the interest of that Beneficiary will end on his or her death. If no Beneficiary is named or no Beneficiary survives you, the commuted value of the Death Benefit will be paid to your estate.

   Death of the Annuitant Prior to the Annuity Income Date: If the Annuitant dies prior to the Annuity Income Date, you may designate a new Annuitant. If no new Annuitant is named within 30 days after the death of the Annuitant, you will become the Annuitant under the Contract. If you are the Annuitant, upon receipt of due proof of your death, we will pay the Beneficiary the Death Benefit, as described above.

Annuity Payments on the Annuity Income Date

   The Annuity Income Date may be elected by you at the time of the application or any time thereafter. You may change the Annuity Income Date at any time provided you give us 30 days prior written notice. If no Annuity Income Date is elected, it will be the first day of the calendar month following the Annuitant's 65th birthday or ten years after the Contract Date, if later. The Annuity Income Date may not be later than the first day of the month following the Annuitant's 85th birthday.

   On the Annuity Income Date, the Contract Value, less any applicable prior undeducted premium taxes, will be applied under the life income annuity payment option with ten years guaranteed, unless you elect to have the proceeds paid under another payment option or to receive the surrender value in a lump sum. (See "Annuity Payment Options.") Unless you instruct us otherwise, amounts in the Fixed Account will be used to provide a fixed-annuity payment option and amounts in the Separate Account will be used to provide a variable annuity payment option.

   Any time prior to the Annuity Income Date, you may designate or change the payee (Annuitant) to receive payments under the applicable annuity payment option.

Payments

   Any surrender, partial withdrawal, or death benefit will usually be paid within seven days of receipt of a written request, any information or documentation reasonably necessary to process the request, and (in the case of a Death Benefit) receipt and filing of due proof of death. However, payments may be postponed if:

            1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

            2. the SEC permits by an order the postponement for the protection of Contract Owners; or

            3. the SEC determines that an emergency exists that would make the disposal of securities held in the subaccount or the determination of the value of the subaccount's net assets not reasonably practicable.

   If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

   We have the right to defer payment of any surrender or partial withdrawal or transfer from the Fixed Account for up to six months from the date of receipt of written notice for such a surrender or transfer. If payment is not made within 10 days after receipt of documentation necessary to complete the transaction, interest will be added to the amount paid from the date of receipt of documentation at the minimum rate required by law or the Current Fixed Account Interest Rate, if greater.

Modification

   Upon notice to you, or the Annuitant, we may modify the Contract if:

            1. necessary to permit the Contract or the Separate Account to comply with any applicable law or regulation issued by a government agency; or

            2. necessary to reflect a change in the operation of the Separate Account or a subaccount; or

            3.     necessary to add, delete or modify an Account; or

            4.     necessary to add, modify or delete subaccounts or portfolios.

   In the event of most such modifications, we will make appropriate endorsement to the Contract.

Owner

   You are the Owner of the Contract. You are also the Annuitant unless a different Annuitant is named. Any Joint Owner must be your spouse unless we agree otherwise. For Qualified Contracts, the Owner must be the Annuitant and Joint Owners are not permitted.

   Before the Annuity Income Date you have all the rights under the Contract, subject to the rights of any assignee of record. This includes the right to:

   1. Transfer values between Accounts and designate or change the allocation of purchase payments to each Account;

   2.    Name and/or change the Beneficiaries, Owner or Annuitant;

   3.    Surrender the Contract in whole or in part for cash;

   4.    Assign the Contract Value, in whole or in part;

   5.    Designate and change the Annuity Income Date; and

   6.    Elect or change the Annuity Payment Option.

   All elections, authorizations and change requests must be made to us in writing. Upon receipt by us, any change will be effective as of the date it was signed by you, except that any values or amounts payable under the Contract will be determined as of the Valuation Day on or next following the date of receipt. Payment made or action taken by us prior to the time written notice is received will discharge our liability under this Contract to the extent of such action or payment. The consent of any irrevocable Beneficiary is required to exercise any right. If Joint Owners are named, both must consent to any change.

Reports to Owners

   At least annually, we will mail to each Owner, at such Owner's last known address of record, a report setting forth the Contract Value, subaccount values, and Fixed Account Value, as well as your current purchase payment allocation directions. We will also provide you with shareholder reports of the Funds as well as other notices, reports or documents as required by law.

Inquiries

   Inquiries regarding a Contract may be made by writing to us at our home office.


                                THE FIXED ACCOUNT


   You may allocate some or all of the purchase payments and transfer some or all of the Contract Value to the Fixed Account, which is part of our General Account and pays interest at declared rates guaranteed for one year. Our General Account supports our insurance and annuity obligations. Since the Fixed Account is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.


   The Fixed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Fixed Account nor our General Account has been registered as an investment company under the 1940 Act. Therefore, neither our General Account, the Fixed Account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Fixed Account which are included in this prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Fixed Account Value

   The Fixed Account Value is credited with interest, as described below. The Fixed Account Value reflects interest credited, the allocation of purchase payments, transfers of Contract Value from the Fixed Account, surrenders and partial withdrawals from the Fixed Account and charges assessed in connection with the Contract. The Fixed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

   Beginning on the date we issue the Contract, we will credit any portion of the initial purchase payment allocated to the Fixed Account with a specified interest rate, known as the Initial Fixed Account Interest Rate. We may declare different initial interest rates for each subsequent purchase payment or transfer into the Fixed Account. We will guarantee the initial rate credited for one year from the date the purchase payment is received or transfer is effective. Thereafter, the interest rate earned will be the applicable Current Fixed Account Interest Rate as we may declare.

   The Current Fixed Account Interest Rate is a rate we establish from time to time for all amounts under the Contract that have been allocated to the Fixed Account for more than one year. We may change the Current Fixed Account Interest Rate from time to time to reflect prevailing market conditions but not more often than once every twelve months. The Initial Fixed Account Interest Rate and the Current Fixed Account Interest Rate will vary but will always be equal to or greater than an effective annual rate of 3%.


   At your written request, all or a portion of the Fixed Account Value may be transferred to any subaccount. If the value remaining in the Fixed Account after a transfer is less than $100, we have the right to transfer the entire amount instead of the requested amount. We also reserve the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.

                             CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

   General. No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, a surrender charge may be deducted upon surrender or partial withdrawal of purchase payments. A surrender charge also may be deducted from amounts applied to annuity options not providing a life annuity or a life annuity with a period certain of at least five years. Surrender charges are not deducted upon payment of a death benefit or from withdrawals or surrender of earnings under the Contract. (See "Annuity Payments on the Annuity Income Date".)

   Charge for Partial Withdrawal or Surrender. A charge is imposed on partial withdrawals and surrenders equal to a specified percentage of the purchase payments withdrawn. The surrender charge is calculated by multiplying the applicable percentages specified in the table below by the purchase payments withdrawn. The number of years since the date of a purchase payment being withdrawn will determine the surrender charge percentage that will apply to that purchase payment. The surrender charge is calculated using the assumption that all earnings are withdrawn first and then all purchase payments are withdrawn on a first-in-first-out basis.

              Number of Years Since                Charge as Percentage
            Date of Purchase Payment            of Purchase Payment Withdrawn
            ------------------------            -----------------------------

                     0-1                                      7%
                     1-2                                      6%
                     2-3                                      5%
                     3-4                                      4%
                     4-5                                      3%
                     5+                                       0%


   Any applicable surrender charge is deducted from the amount withdrawn.

   Amounts Not Subject to Surrender Charge. During each Contract Year, up to 10% of all purchase payments not previously withdrawn, less any prior withdrawal of purchase payments, may be withdrawn without the imposition of a surrender charge. Purchase payments surrendered or withdrawn in excess of this 10% will be assessed a surrender charge. This right is not cumulative from Contract Year to Contract Year.

Annual Contract Fee

   On the last day of each Contract Year prior to the Annuity Income Date, we deduct from the Contract Value an Annual Contract Fee of $30 to reimburse us for administrative expenses relating to the

Contract. The fee will be charged by reducing the value of all active Accounts on a pro-rata basis. With respect to each subaccount, we deduct this fee by cancelling accumulation units. The number of accumulation units deducted from each subaccount will be determined by dividing the pro-rata portion of the fee applicable to that subaccount by the accumulation unit value of that subaccount on the date the fee is assessed. The Annual Contract Fee also is deducted upon surrender of a Contract if other than on the last day of each Contract Year. We do not deduct the Annual Contract Fee under Contracts with a Contract Value of $25,000 or more on the date of deduction. In addition, we do not deduct the Annual Contract Fee under Contracts for which purchase payments of at least $2,500 ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, are received during the Contract Year.

Asset-Based Administration Charge


   We deduct a daily administration charge to compensate us for certain expenses we incur in administration of the Contract and the Separate Account. The charge is deducted from the assets of the Separate Account at an annual rate not to exceed 0.15%.


Transfer Processing Fee

   We reserve the right to charge $25 for the 13th and each subsequent transfer during a Contract Year. Currently, no fee is assessed until the 19th transfer during a Contract Year. For the purpose of assessing such a transfer fee, each transfer from any Account, including monthly transfers under the dollar-cost averaging facility, would be considered to be one transfer, regardless of the number of subaccounts into which value is transferred. The transfer fee would be deducted from the Account from which the transfer is made and will reduce the Account Value available for transfer accordingly. If a transfer is made from more than one Account at the same time, separate transfer fees would be deducted from the remaining Contract Value in each Account.

Mortality and Expense Risk Charge


   To compensate us for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from the assets of the Separate Account. This charge will not exceed 1.25% annually (approximately 0.50% for mortality risk and 0.75% for expense risk), which is equivalent to a daily rate of 0.0034246%. Currently, the annual mortality and expense risk charge is 0.84% (approximately 0.34% for mortality risk and 0.50% for expense risk), which is equivalent to a daily rate of 0.0023128%.


   The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the

Contract were established. Because of these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a Death Benefit if an Owner dies before the Annuity Income Date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses.

Fund Expenses

   Because the Separate Account purchases shares or units of the Variable Annuity Portfolios, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the AIM Variable Insurance Funds, Inc. and the MFS Variable Insurance Trust, the net assets of each subaccount of the Separate Account will reflect the investment advisory fees and other operating expenses incurred by the corresponding portfolio of the relevant Fund. See the accompanying current Prospectuses for the Funds.

Premium Taxes

   A state and other governmental entities may levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action. In addition, other government units within a state may levy such taxes.

   The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, we will deduct such premium taxes against Contract Value in a manner determined by us in compliance with applicable state law. Premium taxes deducted from Contract Value currently are assessed either: (1) at the time the Contract is surrendered; (2) on the Annuity Income Date; or (3) at such other date as the taxes are assessed.

Other Taxes

   Currently, no charge is made against the Separate Account for any federal, state or local taxes (other than premium taxes) that we incur or that may be attributable to the Separate Account or the Contracts. We may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which we determine to have resulted from: (1) the establishment or maintenance of the Separate Account; (2) receipt by us of purchase payments; (3) issuance of the Contracts; or (4) the payment of annuity payments.

                             ANNUITY PAYMENT OPTIONS

Election of Annuity Payment Options

   On the Annuity Income Date, the Contract Value less any premium tax previously unpaid and less any applicable surrender charge will be applied under an annuity payment option. (See "Annuity Payments on the Annuity Income Date.") If an election of an annuity payment option is not on file at our home office on the Annuity Income Date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. The value of each subaccount will be applied to provide a variable annuity and the value of the Fixed Account shall be applied to provide a fixed dollar annuity. An annuity payment option may be elected, revoked, or changed by you at any time before the Annuity Income Date upon 30 days prior written notice. You may elect to apply any portion of the Contract Value less any premium tax previously unpaid to provide either variable annuity payments or fixed annuity payments or a combination of both. The annuity payment options available are described below. In addition, you may elect any other method of payment that is mutually agreeable to you and us.

   We reserve the right to refuse the election of an annuity payment option other than paying the Contract Value, less any applicable surrender charge and premium tax previously unpaid, in a lump sum if the total amount applied to an annuity payment option would be less than $2,000. If the amount of any annuity payment for each affected Account would be or becomes less than $50.00, we may reduce the frequency of payments to an interval that would result in payments of at least $50.00

Fixed Annuity Payments

   Fixed annuity payments are periodic payments from us to the designated payee, the amount of which is fixed and guaranteed by us. The amount of each payment depends only on the form and duration of the annuity payment option chosen, the age of the Annuitant, the sex of the Annuitant (if applicable), the amount applied to purchase the annuity payments and the applicable annuity purchase rates in the Contract. The annuity purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.0%. We may, in our sole discretion, make annuity payments in an amount based on a higher interest rate.

Legal Developments Regarding Unisex Actuarial Tables

   In 1983, the United States Supreme Court held in Arizona Governing Committee
v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Contract.

Variable Annuity Payments

   The dollar amount of the first monthly variable annuity payment is determined by dividing the Value of the Accounts to be applied to a variable annuity on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. The appropriate factor is based on annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s), if applicable, unless otherwise required by law.

   The net investment performance of a subaccount is translated into a variation in the amount of variable annuity payments through the use of annuity units. The amount of the first variable annuity payment associated with each subaccount is applied to purchase subaccount annuity units at the annuity unit value for the subaccount on the Annuity Income Date. The number of annuity units of each subaccount attributable to a Contract then remains fixed. Each subaccount has a separate subaccount annuity unit value that changes with each valuation period in substantially the same manner as do accumulation units of the subaccount.

   The dollar value of each variable annuity payment after the first is equal to the sum of the amounts determined by multiplying the number of subaccount annuity units under a Contract for a particular subaccount by the annuity unit value for the subaccount for the valuation period which ends no earlier than the fifth Valuation Day preceding the date of each such payment. If the net investment return of the subaccount for a payment period is equal to the pro-rated portion of the 3.0% annual assumed investment rate, the variable annuity payment attributable to that subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.0% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.0%, the payment for that period will be less than the payment for the prior period.

   Once every three months, after the Annuity Income Date, the Annuitant may elect, in writing, to transfer among the selected subaccount(s) on which variable annuity payments are based. If such a transfer is elected, the number of annuity units will change and be determined by "a" times "b," less any applicable fees, divided by "c" where:

  "a" is the number of annuity units being transferred;

  "b" is the subaccount annuity unit value from which the transfer is made; and

  "c" is the annuity unit value of the subaccount to which the transfer is made.

Thereafter, the number of annuity units will remain fixed until transferred. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

Description of Annuity Payment Options

   Option 1: Income for a Fixed Period. We will make annuity payments to a payee each month for a fixed number of years. The number of years must be at least 5 and no more than 30. If the Annuitant dies before the end of the designated period, payments will continue to be made to the person(s) named by the Annuitant to receive such guaranteed payments for the remainder of the fixed period. If no such person is named or none survive the Annuitant, the remainder of the guaranteed payments will be paid to the Annuitant's estate. This option is available only as a fixed dollar annuity and only if the Contract has been in force for 5 years, unless we agree otherwise.

   Option 2: Life Annuity. We will make annuity payments to a payee each month as long as the Annuitant is alive. When the Annuitant dies, all payments will cease.

   Option 3: Life Annuity with Period Certain. We will make annuity payments to a payee each month as long as the Annuitant is alive. If the Annuitant dies prior to the end of the guaranteed period, payments will continue to be made to the person(s) named by the Annuitant to receive such guaranteed payments for the remainder of the fixed period. If no such person is named or none survive the Annuitant, the remainder of the guaranteed payments will be paid to the Annuitant's estate.

   Option 4: Joint and Survivor Annuity. We will make annuity payments to a payee each month for the joint lifetime of the Annuitant and another person. At the death of either, payments will continue to be made to the payee. When the survivor dies, all payments will cease.

   The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the Annuitant's age and sex (if applicable). Age will be determined from the last birthday at the due date of the first payment.

   Note Carefully: Under annuity payment options 2 and 4 it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the due date of the second annuity payment; only two annuity payments if the Annuitant(s) were to die before the due date of the third annuity payment; and so forth.

   Alternate Payment Option. In lieu of one of the above options, the Contract Value, less any applicable surrender charge and premium taxes previously unpaid, or Death Benefit, as applicable, may be applied to any other payment option made available by us or requested and agreed to by us. However, such method must provide for the payment of any benefits remaining due at the Annuitant's death (or Contract owner's death after the Annuity Income Date) to be paid at least as rapidly as the method in effect at the date of death.


                            YIELDS AND TOTAL RETURNS

   From time to time, we may advertise or include in sales literature yields, effective yields and total returns for the subaccounts of the Separate Account. These figures are based on historical earnings and do not indicate or project future performance. We also may, from time to time, advertise or include in sales literature subaccount performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance appears in the Statement of Additional Information.

   Effective yields and total returns for the subaccounts are based on the investment performance of the corresponding portfolio. The performance of a portfolio in part reflects its expenses. See the prospectuses for the portfolios.

   The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

   The yield of a subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

   The total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in the subaccount for various periods of time. For periods prior to the date the Separate Account commenced operations, performance information will be calculated based on the performance of the corresponding portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of Contract charges that were in effect at the inception of the subaccounts. When a subaccount or portfolio has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

   The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the subaccount from the beginning date of the measuring period to the end of that period. This version of average annual total return reflects all historical investment results, less all charges and deductions applied against the subaccount (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

   In addition to the version described above, total return performance information computed on two different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, we may from time to time disclose cumulative total return for Contracts funded by subaccounts.


   From time to time, yields and average annual total returns for the portfolios may be disclosed, including such disclosures for periods prior to the date the Separate Account commenced operations.

   For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.


   In advertising and sales literature, the performance of each subaccount may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to the subaccount. Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

   Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, VARDS and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

   Advertising and sales literature may also compare the performance of each subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

   We may also report other information including the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the subaccount investment experience is positive.


                               FEDERAL TAX MATTERS

                     The Following Discussion is General and
                          Is Not Intended as Tax Advice

   Introduction

   This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity contract issued by us. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

   The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified Contract is designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 403(b), or 408 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to you, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Tax Status of the Contract

   Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Separate Account, through each underlying portfolio, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various subaccounts may be invested. Although we do not have direct control over the portfolios in which the Separate Account invests, we believe that each portfolio in which the Separate Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

   In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance will be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

   The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. These differences could result in an owner being treated as the owner of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the owner of any portion of the assets of the Separate Account.

   Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any owner dies on or after the Annuity Income Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the Annuity Income Date, the entire interest in the Contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the individual designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death of the owner. However, if the owner's "designated beneficiary" is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

   The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

   The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

Taxation of Annuities

   In General. Section 72 of the Code governs taxation of annuities in general. We believe that an owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and surrenders) or as annuity payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

   The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective owner that is not a natural person may wish to discuss these with a competent tax advisor.

   The following discussion generally applies to Contracts owned by natural persons.

   Partial Withdrawals. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

   In the case of a partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract, under Section 72(e), any amounts received are generally first treated as taxable income to the extent that the contract value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

   In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

   Exchanges. Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will continue to apply to amounts allocable to investments in that contract prior to August 14, 1982. In contrast, contracts issued after January 19, 1985 in a Code Section 1035 exchange are treated as new contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 should consult their tax adviser.

   Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, under Code Section 72(b), generally (prior to recovery of the investment in the contract) gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

   Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of an owner. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. For these purposes, the investment in the Contract is not affected by the owner's death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

   Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

            1.     made on or after the taxpayer reaches age 59-1/2;

            2. made on or after the death of the holder (or if the holder is not an individual, the death of the primary annuitant);

            3.     attributable to the taxpayer's becoming disabled;

            4. a part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

            5. made under certain annuities issued in connection with structured settlement agreements; and

            6. made under an annuity contract that is purchased with a single purchase payment when the Annuity Income Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

   Other tax penalties may apply to certain distributions under a Qualified Contract.

   Possible Changes in Taxation. In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. As of the date of this prospectus, Congress is not entertaining legislation that would change the taxation of annuities; there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be effective prior to the date of the change.

Transfers, Assignments or Exchanges of a Contract

   A transfer of ownership of a Contract, the designation of an annuitant, payee or other beneficiary who is not also the owner, the selection of certain Annuity Income Dates or the exchange of a Contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Withholding

   Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, distributions from certain qualified plans are generally subject to mandatory withholding. Certain states also require withholding of state income tax whenever federal income tax is withheld.

Multiple Contracts

   All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). The effects of this rule are not yet completely clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, you should consult a competent tax advisor before purchasing more than one annuity contract in any calendar year.

Taxation of Qualified Plans

   The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59-1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. We will amend the Contract as necessary to conform it to the requirements of the Code.

   Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees.

   Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (social security) tax.

   Restrictions Under Qualified Plans. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plan in respect of which Qualified Contracts are issued.

Possible Charge for the Company's Taxes

At the present time, we make no charge to the subaccounts for any Federal, state, or local taxes that we incur which may be attributable to such subaccounts or the Contracts. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the subaccounts or to the Contracts.

Other Tax Consequences

   As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax advisor should be consulted for further information.


                          DISTRIBUTION OF THE CONTRACTS


   The Contracts will be offered to the public on a continuous basis. We do not anticipate discontinuing the offering of the Contracts, but reserve the right to do so. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also registered representatives of Citicorp Investment Services, Inc. which entered into a selling agreement with CFBDS, Inc. Citicorp Investment Services, Inc. is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   CFBDS, Inc. acts as the principal underwriter, as defined in the 1940 Act, of the Contracts for the Separate Account pursuant to an Underwriting Agreement with us. CFBDS, Inc. is not obligated to sell any specific number of Contracts. CFBDS, Inc. principal business address is 6 St. James Avenue, Suite 900, Boston, Massachusetts 02116.


   We may pay sales commissions to broker-dealers up to an amount equal to 6% of the purchase payments paid under a Contract. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. We also may pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges under the Contracts that are not described under "Charges and Deductions."

                                LEGAL PROCEEDINGS

   There are no legal proceedings to which the Separate Account is a party or the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                                VOTING PRIVILEGES

   In accordance with our view of current applicable law, we will vote portfolio shares held in the Separate Account at regular and special shareholder meetings of the portfolios in accordance with instructions received from persons having voting interests in the corresponding subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or we otherwise determine that we are allowed to vote the shares in our right, we may elect to do so.

   The number of votes that an Owner or Annuitant has the right to instruct will be calculated separately for each subaccount of the Separate Account, and may include fractional votes. Prior to the Annuity Income Date, an Owner holds a voting interest in each subaccount to which the Contract Value is allocated. After the Annuity Income Date, the Annuitant has a voting interest in each subaccount from which variable annuity payments are made.

   For each Owner, the number of votes attributable to a subaccount will be determined by dividing the contract value attributable to that Owner's Contract in that subaccount by the net asset value per share of the portfolio in which that subaccount invests. For each Annuitant, the number of votes attributable to a subaccount will be determined by dividing the liability for future variable annuity payments to be paid from that subaccount by the net asset value per share of the portfolio in which that subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.0% assumed investment rate used in determining the number of annuity units of that subaccount credited to the Annuitant's Contract and annuity unit value of that subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

   The number of votes available to an Owner or Annuitant will be determined as of the date coincident with the date established by the portfolio for determining shareholders eligible to vote at the relevant meeting of the portfolio's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the portfolio. Each Owner or Annuitant having a voting interest in a subaccount will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

   Portfolio shares as to which no timely instructions are received and shares held by us in a subaccount as to which no Owner or

Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.


                                COMPANY HOLIDAYS


   We are closed on the following holidays: New Years Day, Civil Rights Day (Martin Luther King Day), President's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Day After Thanksgiving, the day before Christmas and Christmas Day. Holidays which fall on a Saturday will be recognized on the previous Friday. Holidays which fall on a Sunday will be recognized on the following Monday.



                              FINANCIAL STATEMENTS


   The audited Statutory Financial Statements of the Company as of December 31, 1997 and 1996 and for the years ended December 31, 1997, 1996, and 1995 as well as the Independent Auditors' Report appear in the Statement of Additional Information bearing the same date as this Prospectus. The Statement of Additional Information also contains financial statements for the Separate Account as of December 31, 1997.



YOUR RIGHT TO LOOK TO A DELAWARE BANK OR TRUST COMPANY FOR PAYMENT ON ANY INSURANCE POLICY IS LIMITED BY LAW. INSURANCE POLICIES ISSUED BY THE SUBSIDIARIES OR DIVISIONS OF DELAWARE BANKS OR TRUST COMPANIES ARE NOT DIRECT LIABILITIES OF SUCH BANKS OR TRUST COMPANIES. ONLY THE ASSETS OF THE INSURANCE DIVISION OR SUBSIDIARY ISSUING A POLICY ARE APPLICABLE TO THE PAYMENT AND SATISFACTION OF SUCH POLICY OR CLAIMS MADE THEREUNDER.

INSURANCE POLICIES ISSUED BY A SUBSIDIARY OR DIVISION OF A DELAWARE BANK OR TRUST COMPANY ARE NOT BANK DEPOSITS AND ARE NOT FDIC INSURED.

                      STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                            Page
ADDITIONAL CONTRACT PROVISIONS
         The Contract
         Incontestability
         Misstatement of Age or Sex
         Participation
         Assignment

DISTRIBUTION OF THE CONTRACTS

CALCULATION OF YIELDS AND TOTAL RETURNS
         Money Market Subaccount Yields
         Other Subaccount Yields
         Average Annual Total Returns
         Effect of the Annual Contract Fee on Performance Data

VARIABLE ANNUITY PAYMENTS
         Assumed Investment Rate
         Amount of Variable Annuity Payments
         Annuity Unit Value

LEGAL  MATTERS
EXPERTS
OTHER INFORMATION
FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
If you would like a free copy of the Statement of Additional Information for this prospectus, please fill out this form and mail it to First Citicorp Life Insurance Company, 800 Silver Lake Boulevard, P.O. Box 7031, Dover, Delaware 19903.

       Please send a copy of the Statement of Additional Information pertaining to the First Citicorp Life Insurance Company Variable Annuity and the First Citicorp Life Variable Annuity Separate Account to:

                             (Please Print or Type)

       Name:
            ----------------------------------------------------

       Mailing Address:
                       -----------------------------------------

                       -----------------------------------------

                       -----------------------------------------

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
                                  STATEMENT OF
                             ADDITIONAL INFORMATION




                      First Citicorp Life Insurance Company
                                666 Fifth Avenue
                                    3rd Floor
                               New York, NY 10103
                                 (800) 497-4857





                          FIRST CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT

                           INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT





                                   May 1, 1998


--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                      First Citicorp Life Insurance Company
                                666 Fifth Avenue
                                    3rd Floor
                               New York, NY 10103
                                 (800) 497-4857


              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

         This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by First Citicorp Life Insurance Company ("we", "our" and "us"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Contract, the Variable Annuity Portfolios, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the AIM Variable Insurance Funds, Inc. and the MFS Variable Insurance Trust. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the prospectuses by writing or calling us at our address or phone number shown above.



                                   May 1, 1998

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

ADDITIONAL CONTRACT PROVISIONS

         The Contract
         Incontestability
         Misstatement of Age or Sex
         Participation
         Assignment

DISTRIBUTION OF THE CONTRACTS

CALCULATION OF YIELDS AND TOTAL RETURNS

         Money Market Subaccount Yields
         Other Subaccount Yields
         Average Annual Total Returns
         Effect of the Annual Contract Fee on Performance Data

VARIABLE ANNUITY PAYMENTS

         Assumed Investment Rate
         Amount of Variable Annuity Payments
         Annuity Unit Value

LEGAL MATTERS

EXPERTS

OTHER INFORMATION

FINANCIAL STATEMENTS

                         ADDITIONAL CONTRACT PROVISIONS

The Contract

         The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

Incontestability

         We will not contest the Contract.

Misstatement of Age or Sex

         If the age or sex (if applicable) of the payee has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable). Any underpayments, plus interest credited thereto at an annual rate of 3.0%, will be included with the next benefit payment. Any overpayments, credited thereto at an annual rate of 3.0%, will be deducted from future benefit payments until the overpayments are repaid in full.

Participation

         The Contract does not participate in our divisible surplus.

Assignment

         Upon written notice to us, you may assign your rights under this Contract. We assume no responsibility for the validity of any such assignment. Assignments will not apply to any payments or actions taken prior to the time it is recorded by us.


                          DISTRIBUTION OF THE CONTRACTS


         CFBDS, Inc. acts as the principal underwriter and distributor of the Contract, pursuant to an Underwriting Agreement with us. Applications for the Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also licensed representatives of Citicorp Insurance Services, Inc. which entered into a selling agreement with CFBDS, Inc.

         CFBDS, Inc. is an indirect wholly owned subsidiary of Citicorp and an affiliate of First Citicorp Life Insurance Company. For fiscal years 1997, 1996 and 1995, no underwriting commissions were paid to, or retained by, CFBDS, Inc.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

         From time to time, we may disclose yields, total returns, and other performance data pertaining to the Contracts for a subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC. Because of the fees and charges assessed under the Contract, the yield for each subaccount will be lower than the yield for the investment portfolio supporting that subaccount. The calculation of yields, total returns and other performance data do not reflect the effect of any premium tax that may be applicable. Most states and political subdivisions do not assess premium taxes, however, where state premium taxes are assessed, we will deduct the amount of the tax due from each payment at rates ranging from a minimum of 0.5% to a maximum of 3.5% of such payment at the time annuity payments begin. Premium taxes levied by political subdivisions, generally at rates of less than 1.00%, will likewise be deducted in the same manner.

Money Market Subaccount Yields

         From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MFS Money Market Series or on that portfolio's securities.

         This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in subaccount value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual contract fee; 2) the mortality and expense risk charge; and (3) the asset-based administration charge. For purposes of calculating current yields for a Contract, an average per unit contract fee is used based on the $30 annual contract fee deducted at the end of each Contract

Year. Current Yield is calculated according to the following formula:

         Current Yield = ((NCS - ES)/UV) X (365/7)

Where:

         NCS   =   the net change in the value of the MFS Money Market Series
                   (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

         ES    =   per unit expenses attributable to the hypothetical account for the seven-day period.

         UV    =   the unit value for the first day of the seven-day period.

         The seven-day Effective Yield is calculated by compounding the unannualized base period return according to the following formula:

         Effective Yield = (1 + ((NCS-ES)/UV)) 365/7 - 1

Where:

         NCS   =   the net change in the value of the MFS Money Market Series
                   (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

         ES    =   per unit expenses attributable to the hypothetical account for the seven-day period.

         UV    =   the unit value for the first day of the seven-day period.


         Based on the method of calculation described above, the Current Yield and Effective Yield on amounts held in the MFS Money Market Subaccount for the seven-day period ending December 31, 1997 were:

                    Current Yield -       %

                    Effective Yield -       %

         The current and effective yields on amounts held in this subaccount normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MFS Money Market Series, the types and quality of portfolio securities held by the MFS Money Market Series and the MFS Money Market Series' operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

         Yield calculations do not take into account the surrender charge under the Contract equal to a maximum of 7% of the amount of purchase payments withdrawn for certain withdrawals. During each Contract Year, up to 10% of all purchase payments, less any prior withdrawal of purchase payments, may be withdrawn without the imposition of a surrender charge.


Other Subaccount Yields

         From time to time, sales literature or advertisements may quote the current annualized yield of the Bond Subaccount for a Contract for 30-day or one-month periods. The annualized yield generated by the Bond Subaccount refers to income generated by the subaccount during a 30-day or one-month period and is assumed to be generated each 30-day or one month period over a 12-month period.

         The yield is computed by: 1) dividing the net investment income of the portfolio attributable to the subaccount units less subaccount expenses for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the subaccount include the annual contract fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes a contract fee of $30 per year per Contract deducted at the end of each Contract Year for Contracts with less than $25,000 of Contract Value. For purposes of calculating the 30-day or one-month yield, an average contract fee based on the average Contract Value in the Separate Account is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

         Yield = 2 * (((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

         NI   =    net income of the portfolio for the 30-day or one-month
                   period attributable to the subaccount's units.

         ES   =    expenses of the subaccount for the 30-day or one-month
                   period.

         U    =    the average number of units outstanding.

         UV   =    the unit value at the close (highest) of the last day in the
                   30-day or one-month period.

         Based on the method of calculation described above, for the thirty-day period ending December 31, 1997, the yield for the Bond Subaccount was:


                    Yield =


         The yield on the amounts held in the Bond Subaccount normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Bond Subaccount's actual yield is affected by the types and quality of securities held by the MFS Bond Series and that portfolio's operating expenses.

         Yield calculations do not take into account the surrender charge under the Contract equal to a maximum of 7% of the amount of purchase payments withdrawn for certain withdrawals. During each Contract Year, up to 10% of all purchase payments, less any prior withdrawal of purchase payments, may be withdrawn without the imposition of a surrender charge.

Average Annual Total Returns

         From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the subaccounts for various periods of time.

         When a subaccount or portfolio has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.


         Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

         Average annual total returns are calculated using subaccount unit values which we calculate on each Valuation Day based on the performance of the subaccount's underlying portfolio, the deductions for the mortality and expense risk charge, the deductions for the asset-based administration charge and the Annual Contract Fee. The calculation assumes that the contract fee is $30 per year per Contract deducted at the end of each Contract Year for Contracts with less than $25,000 of Contract Value. For purposes of calculating average annual total return, an average per-dollar per-day contract fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the surrender charge for any period less than five years since the date of the purchase payment being withdrawn. The total return is calculated according to the following formula:


         TR    =   ((ERV/P)(1/N)) - 1

Where:

         TR    =   the average annual total return net of subaccount recurring charges.

         ERV   =   the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

         P     =   a hypothetical initial payment of $1,000.

         N     =   the number of years in the period.

         Based on the method of calculation described above, the Standardized Average Annual Total Returns for the Subaccounts for the periods ending December 31, 1997 were:

--------------------------------------------------------------------------------
                  Subaccount Average Annual Total Return Table
--------------------------------------------------------------------------------
Subaccount (date of inception of             For the     For the      For the
corresponding portfolio)                     one-year     5-year       period
                                              period      period       from
                                              ending      ending     inception
                                             12/31/97    12/31/97    to 12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect(R) VIP Folio 200 (11/25/96)                  N/A
   CitiSelect(R) VIP Folio 300 (11/25/96)                  N/A
   CitiSelect(R) VIP Folio 400 (11/25/96)                  N/A
   CitiSelect(R) VIP Folio 500 (11/25/96)                  N/A
   CitiFunds(SM) Small Cap Growth VIP                      N/A
    Portfolio (formerly Landmark Small Cap
    Equity VIP Fund) (11/25/96)
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)            %        N/A              %
   Government Securities Fund (5/05/93)           %        N/A              %
   Growth Fund (5/05/93)                          %        N/A              %
   International Equity Fund (5/05/93)            %        N/A              %
   Value Fund (5/05/93)                           %        N/A              %
   Growth and Income Fund (5/02/94)               %        N/A              %
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                     %         %               %
   High Income Portfolio (9/19/85)                %         %               %
   Equity Income Portfolio (10/9/86)              %         %               %
   Overseas Fund (1/28/87)                        %         %               %
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                 %        N/A              %
   Index 500 Portfolio (8/27/92)                  %        N/A              %
MFS VARIABLE INSURANCE TRUST
   World Governments Series (6/14/94)             %        N/A              %
   Money Market Series (1/03/95)                  %        N/A              %
   Bond Series (10/24/95)                         %        N/A              %
   Total Return Series (1/03/95)                  %        N/A              %
   Research Series (7/26/95)                      %        N/A              %
   Emerging Growth Series (7/24/95)               %        N/A              %
--------------------------------------------------------------------------------

         We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

         CTR   =   (ERV/P) - 1

Where:

         CTR   =   The cumulative total return net of subaccount recurring
                   charges for the period.

         ERV   =   The ending redeemable value of the hypothetical investment at the end of the period.

         P     =   A hypothetical single payment of $1,000.

         Based on the method of calculation described above, the Cumulative Total Returns for the Subaccounts for the periods ending December 31, 1997 were:

--------------------------------------------------------------------------------
                    Subaccount Cumulative Total Return Table
--------------------------------------------------------------------------------
Subaccount (date of inception of             For the     For the      For the
corresponding portfolio)                     one-year     5-year       period
                                              period      period       from
                                              ending      ending     inception
                                             12/31/97    12/31/97    to 12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (11/25/96)                     N/A
   CitiSelect VIP Folio 300 (11/25/96)                     N/A
   CitiSelect VIP Folio 400 (11/25/96)                     N/A
   CitiSelect VIP Folio 500 (11/25/96)                     N/A
   CitiFunds Small Cap Growth VIP                          N/A
    Portfolio (formerly Landmark Small Cap
    Equity VIP Fund) (11/25/96)
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)           %         N/A              %
   Government Securities Fund (5/05/93)          %         N/A              %
   Growth Fund (5/05/93)                         %         N/A              %
   International Equity Fund (5/05/93)           %         N/A              %
   Value Fund (5/05/93)                          %         N/A              %
   Growth and Income Fund (5/02/94)              %         N/A              %
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                    %          %               %
   High Income Portfolio (9/19/85)               %          %               %
   Equity Income Portfolio (10/9/86)             %          %               %
   Overseas Fund (1/28/87)                       %          %               %
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                %         N/A              %
   Index 500 Portfolio (8/27/92)                 %         N/A              %
MFS VARIABLE INSURANCE TRUST
   World Governments Series (6/14/94)            %         N/A              %
   Money Market Series (1/03/95)                 %         N/A              %
   Bond Series (10/24/95)                        %         N/A              %
   Total Return Series (1/03/95)                 %         N/A              %
   Research Series (7/26/95)                     %         N/A              %
   Emerging Growth Series (7/24/95)              %         N/A              %
--------------------------------------------------------------------------------

         From time to time, sales literature or advertisements may also quote average annual total returns and cumulative total returns that do not reflect the surrender charge or the Annual Contract Fee. These are calculated in exactly the same way as the average annual total returns and cumulative total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn or the payment of the annual contract fee.

         Based on this non-standardized method of calculation, the Non-Standardized Average Total Returns and Non-Standardized Cumulative Total Returns for the Subaccounts for the periods ending December 31, 1997 were:

--------------------------------------------------------------------------------
                           Subaccount Non-Standardized
                        Average Annual Total Return Table
--------------------------------------------------------------------------------
Subaccount (date of inception of             For the     For the      For the
corresponding portfolio)                     one-year     5-year       period
                                              period      period       from
                                              ending      ending     inception
                                             12/31/97    12/31/97    to 12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (11/25/96)                     N/A
   CitiSelect VIP Folio 300 (11/25/96)                     N/A
   CitiSelect VIP Folio 400 (11/25/96)                     N/A
   CitiSelect VIP Folio 500 (11/25/96)                     N/A
   CitiFunds Small Cap Growth VIP                          N/A
    Portfolio (formerly Landmark Small Cap
    Equity VIP Fund) (11/25/96)
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)           %         N/A              %
   Government Securities Fund (5/05/93)          %         N/A              %
   Growth Fund (5/05/93)                         %         N/A              %
   International Equity Fund (5/05/93)           %         N/A              %
   Value Fund (5/05/93)                          %         N/A              %
   Growth and Income Fund (5/02/94)              %         N/A              %
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                    %          %               %
   High Income Portfolio (9/19/85)               %          %               %
   Equity Income Portfolio (10/9/86)             %          %               %
   Overseas Fund (1/28/87)                       %          %               %
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                %         N/A              %
   Index 500 Portfolio (8/27/92)                 %         N/A              %
MFS VARIABLE INSURANCE TRUST
   World Governments Series (6/14/94)            %         N/A              %
   Money Market Series (1/03/95)                 %         N/A              %
   Bond Series (10/24/95)                        %         N/A              %
   Total Return Series (1/03/95)                 %         N/A              %
   Research Series (7/26/95)                     %         N/A              %
   Emerging Growth Series (7/24/95)              %         N/A              %
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Subaccount Non-Standardized
                          Cumulative Total Return Table
--------------------------------------------------------------------------------
Subaccount (date of inception of             For the     For the      For the
corresponding portfolio)                     one-year     5-year       period
                                              period      period       from
                                              ending      ending     inception
                                             12/31/97    12/31/97    to 12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (11/25/96)                     N/A
   CitiSelect VIP Folio 300 (11/25/96)                     N/A
   CitiSelect VIP Folio 400 (11/25/96)                     N/A
   CitiSelect VIP Folio 500 (11/25/96)                     N/A
   CitiFunds Small Cap Growth VIP                          N/A
    Portfolio (formerly Landmark Small Cap
    Equity VIP Fund) (11/25/96)
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)             %       N/A              %
   Government Securities Fund (5/05/93)            %       N/A              %
   Growth Fund (5/05/93)                           %       N/A              %
   International Equity Fund (5/05/93)             %       N/A              %
   Value Fund (5/05/93)                            %       N/A              %
   Growth and Income Fund (5/02/94)                %       N/A              %
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                      %        %               %
   High Income Portfolio (9/19/85)                 %        %               %
   Equity Income Portfolio (10/9/86)               %        %               %
   Overseas Fund (1/28/87)                         %        %               %
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                  %       N/A              %
   Index 500 Portfolio (8/27/92)                   %       N/A              %
MFS VARIABLE INSURANCE TRUST
   World Governments Series (6/14/94)              %       N/A              %
   Money Market Series (1/03/95)                   %       N/A              %
   Bond Series (10/24/95)                          %       N/A              %
   Total Return Series (1/03/95)                   %       N/A              %
   Research Series (7/26/95)                       %       N/A              %
   Emerging Growth Series (7/24/95)                %       N/A              %
--------------------------------------------------------------------------------

         Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

         In advertising and sales literature, the performance of each subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or mutual fund portfolios with investment objectives similar to each of the subaccounts. Lipper Analytical Services, Inc. ("Lipper") and the

Variable Annuity Research Data Services ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

         Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

         Advertising and sales literature may also compare the performance of each subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deductions" for the expenses of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

         Comparison may also report other information including the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

Effect of the Annual Contract Fee on Performance Data


         The Contract provides for a $30 Annual Contract Fee to be deducted annually at the end of each Contract Year from the Accounts based on the proportion of the Contract Value invested in each such Account. For purposes of reflecting the contract fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Contract Value of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated. This fee is waived for Contracts having a Contract Value of at least $25,000 or if, during the Contract Year, purchase payments of at least $2,500 ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, are paid.

                            VARIABLE ANNUITY PAYMENTS

Assumed Investment Rate

         The discussion concerning the amount of variable annuity payments which follows is based on an assumed investment rate of 3.0% per year. The assumed net investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. This rate does not bear any relationship to the actual net investment experience of the Separate Account or of any subaccount.

Amount of Variable Annuity Payments

         The amount of the first variable annuity payment is determined by dividing the Contract Value on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. These tables are based upon the 1983 IAM Tables (promulgated by the Society of Actuaries). The appropriate factor is based on the annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s).

         The dollar amount of the second and subsequent variable annuity payments will vary and is determined by multiplying the number of subaccount annuity units by the subaccount annuity unit value as of a date no earlier than the fifth Valuation Day preceding the date the payment is due. The number of such units will remain fixed during the annuity period, assuming you or the Annuitant, if you are deceased, make no exchanges of annuity units for annuity units of another subaccount or to provide a fixed annuity payment. Once every 3 months after annuity payments have commenced, the Annuitant may elect in writing, to transfer among any subaccounts. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

         The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the subaccount or subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed net investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate subaccounts is greater or less than 3.0% per year. For example, for a Contract using only one subaccount to generate variable annuity payments, if that subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

         Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by First Citicorp Life which is no less than the rate specified in the annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

         The annuity payments will be made on the fifteenth day of each month. The annuity unit value used in calculating the amount of the variable annuity payments will be based on an annuity unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

Annuity Unit Value

         The annuity unit value is calculated at the same time that the value of an accumulation unit is calculated and is based on the same values for portfolio shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The annuity unit value for each subaccount's first valuation period was set at $1.00. The annuity unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying the subaccount annuity unit value on the preceding day by the product of 1 times 2 where:

         (1) is the subaccount's net investment factor on the Valuation Day the Annuity Unit Value is being calculated; and

         (2) is 0.999919 (which is the daily factor that will produce the 3.0% annual investment rate assumed in the annuity tables), adjusted by the number of days since the previous Valuation Day.

         The following illustration shows, by use of hypothetical example, the method of determining the annuity unit value.

                Illustration of Calculation of Annuity Unit Value

         1.       Net Investment Factor for period.................  1.003662336

         2.       Adjustment for 3% Assumed Investment
                  Rate.............................................  0.999919016

         3.       2x1..............................................  1.003581055

         4.       annuity unit value, beginning of
                  valuation period.................................  10.743769

         5.       annuity unit value, end of valuation
                  period (3x4).....................................  10.782243

                                  LEGAL MATTERS


         All matters relating to New York law pertaining to the Contracts, including the validity of the Contracts and our authority to issue the Contracts, have been passed upon by Catherine S. Mulholland, General Counsel of the Company. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.


                                     EXPERTS

         The statutory financial statements of First Citicorp Life Insurance Company as of December 31, 1997 and 1996, and for each of the years in the three-year period ended December 31, 1997, and the financial statements for the Separate Account as of December 31, 1997, have been included herein and in the registration statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.


         The report of KPMG Peat Marwick LLP covering the financial statements of First Citicorp Life Insurance Company contains an explanatory paragraph which states that the financial statements are presented in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. These practices differ in some respects from generally accepted accounting principles. The financial statements do not include any adjustments that might result from the differences.

                                OTHER INFORMATION

         A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the

Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                              FINANCIAL STATEMENTS


         The audited Statutory Financial Statements of the Company as of December 31, 1997 and 1996 and for the years ended December 31, 1997, 1996, and 1995, as well as the Independent Auditor's Report which appears in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. This Statement of Additional Information also contains audited financial statements for the Separate Account as of December 31, 1997.

                                     PART C

                                OTHER INFORMATION

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      Financial Statements

         All required financial statements are included in Part B.

(b)      Exhibits

         (1) Certified resolution of the board of directors of First Citicorp Life Insurance Company (the "Company") establishing First Citicorp Life Variable Annuity Separate Account (the "Separate Account").*

         (2)      Not Applicable.


         (3) Form of underwriting agreement among the Company, the Separate Account and CFBDS, Inc.(formerly The Landmark Funds Broker-Dealer Services, Inc.)*


         (4)      (a)      Contract Form.*
                  (b)      Individual Retirement Annuity Endorsement.*
                  (c)      403(b) Tax Sheltered Annuity Endorsement.*
                  (d)      Annuity Contract Endorsement: Amendment of Annuity
                           Income Option Tables.*
                  (e)      Variable Annuity Endorsement: Amendment of
                           Contract Provisions.**

         (5)      Contract Application.**

         (6)      (a)      Certificate of Incorporation of the Company.*
                  (b)      By-Laws of the Company.*

         (7)      None.

         (8)      (a)      Participation Agreement Among Variable
                           Insurance Products Fund, Fidelity
                           Distributors Corporation and First Citicorp
                           Life Insurance Company*
                  (b)      Participation Agreement Among Variable
                           Insurance Products Fund II, Fidelity
                           Distributors Corporation and First Citicorp
                           Life Insurance Company.**

                  (c) Participation Agreement Among MFS Variable Insurance Trust, First Citicorp Life Insurance Company and Massachusetts Financial Services Company.**
                  (d) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and First Citicorp Life Insurance Company, on Behalf of Itself and First Citicorp Life Variable Annuity Separate Account.**

                  (e) Participation Agreement Among CitiFunds and First Citicorp Life Insurance Company.**

                  (f) Participation Agreement Between Variable Annuity Portfolios and First Citicorp Life Insurance Company.**
                  (g) Administrative Services Agreement between Citicorp Insurance Services, Inc. and First Citicorp Life Insurance Company with Addendums.*


         (9)      Opinion and Consent of Catherine S. Mulholland, Esq.****

         (10)     (a)      Consent of Sutherland, Asbill & Brennan LLP.****

                  (b)      Consent of KPMG Peat Marwick LLP.****


         (11)     Not Applicable.

         (12)     None.


         (13)     Schedule for Computation of Each Performance Calculation.***


         (14) Not Applicable

*Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1996(File 33-83354)

**Incorporated herein by reference to the registrant's Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on November 8, 1996 (File 33-83354).


***Incorporated herein by reference to the registrant's Post-Effective Amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1997 (File 33-83354).

****To be filed by Amendment

Item 25. Directors and Officers of the Company.


                                   Directors**
         Jack S. Berger                         Joseph E. Madalon
         Frederick W. Bradley, Jr.*             Charles H. Masland, IV
         Elizabeth C. Craig                     Frederic W. Thomas, Jr.*
         Carl W. Desch*                         John M. Walbridge*
         Alan F. Liebowitz                      Larry D. Williams

         * Outside Director

                                   Officers**
         Alan F. Liebowitz          President and Chief Executive
                                         Officer

         Marc J. Fink               Senior Vice President

         Daniel F. Forcade          Senior Vice President and Treasurer

         Joel E. Levine             Senior Vice President and Chief Investment
                                         Officer

         Joseph E. Madalon          Senior Vice President and
                                         Chief Financial Officer

         Charles H. Masland, IV     Senior Vice President

         Catherine S. Mulholland    Senior Vice President and
                                         General Counsel

         Ben Spurgeon               Senior Vice President and
                                         Chief Actuary

         Larry D. Williams          Senior Vice President

         Elizabeth C. Craig         Vice President

         Mark C. Lovejoy            Vice President and
                                         Chief Underwriter

         Eric S. Miller             Vice President

         Ken Nelson                 Vice President

         Walter Smith               Vice President

         Ian C. Stuart              Vice President

         Richard M. Zuckerman       Vice President/Associate
                                         General Counsel and Secretary

**  666 Fifth Avenue, 3rd Floor, New York, New York 10103.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                               ORGANIZATION CHART


                                    ---------------------------
                                    |        CITICORP         |
                                    | (Delaware Corporation)  |
                                    ---------------------------
                                                |   100%
                                                |
                                    ---------------------------
                                    | CITICORP HOLDINGS, INC. |
                                    | (Delaware Corporation)  |
                                    ---------------------------
                                                |   100%
                                                |
                                    ---------------------------
                                    |     CITIBANK DELAWARE   |
                                    |  (Delaware Corporation) |
                                    ---------------------------
                                                |
                --------------------------------|
               |                                |   100%
    ---------------------------     ---------------------------
    |      CITICORP LIFE      |     |    CITICORP ASSURANCE   |
    |    INSURANCE COMPANY    |     |            CO           |
    |  (Arizona Corporation)  |     |  (Delaware Corporation) |
    ---------------------------     ---------------------------
                  |
          --------
         |  100%
---------------------------
|   FIRST CITICORP LIFE   |
|        INSURANCE        |
|         COMPANY         |
| (New York Corporation)  |
---------------------------

Item 27. Number of Contract owners


         As of December 31, 1997, there were    contract owners.


Item 28. Indemnification

         The Bylaws of First Citicorp Life Insurance Company provide in Article VIII as follows:

         (a) The Corporation shall indemnify any person made a party to an action or proceeding by or in the right of the Corporation to procure a judgment in its favor, by reason of the fact that he, his testator or intestate, is or was a director or officer or employee of the Corporation against the reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense of such action or proceeding, or in connection with an appeal therein, except in relation to matters as to which such person is adjudged to have breached his duty to the Corporation; and

         (b) The Corporation shall indemnify any person made, or threatened to be made a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgement in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind domestic or foreign, which any director or officer or employee of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer or employee of the Corporation, or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such person acted in good faith, for a purpose which he reasonably believed to be in the best interests of the Corporation and, in criminal actions, or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, offi-cers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforce-able. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemni-fication by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter


         (a) CFBDS, Inc., the Registrant's Distributor, is also the distributor for CitiFunds Cash Reserves, CitiFunds Premium Liquid Reserves, CitiFunds Tax Free Reserves, CitiFunds New York Tax Free Reserves, CitiFunds California Tax Free Reserves, CitiFunds Connecticut Tax Free Reserves, CitiFunds New York Tax Free Income Fund, CitiFunds Balanced Fund, CitiFunds Equity Fund, CitiFunds Short Term U.S. Government Income Fund, CitiFunds Intermediate Income Fund, CitiFunds U.S. Treasury Reserves, CitiFunds Premium U.S. Treasury Reserves, CitiFunds Institutional Liquid Reserves, CitiFunds Institutional U.S. Treasury Reserves and CitiFunds Institutitonal Tax Free Reserves. CFBDS, Inc. is also the placement agent for International Portfolio, Large Cap Value Portfolio, Intermediate Income Portfolio, Foreign Bond Portfolio, Short Term Portfolio, Small Cap Value Portfolio, Balanced Portfolio, Cash Reserves Portfolio, Emerging Asian Markets Equity Portfolio, U.S. Treasury Reserves Portfolio, Small Cap Growth Portfolio, Tax Free Reserves Portfolio, International Equity Portfolio, Large Cap Growth Portfolio, Growth and Income Portfolio and Government Income Portfolio.

         (b) The information required by this item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A or Form BD filed by CFBDS, Inc pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

         (c)  Not applicable.


Item 30. Location Books and Records


         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 666 Fifth Avenue, New York, New York.


Item 31. Management Services

              Not applicable.

Item 32. Undertakings and Representations

         (a) The registrant undertakes that it will file a post- effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

         (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

         (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

         (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

         (e) First Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Citicorp Life Insurance Company.

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York, on this 17th day of February, 1998.


                                            FIRST CITICORP LIFE VARIABLE ANNUITY
                                                       SEPARATE ACCOUNT
                                                         (Registrant)

Attest: /s/ Catherine S. Mulholland   By: /s/ Larry D. Williams
        ---------------------------       ---------------------
                                          Senior Vice President of First
                                          Citicorp Life Insurance Company

                                      BY: FIRST CITICORP LIFE INSURANCE COMPANY
                                                       (Depositor)


Attest: /s/ Catherine S. Mulholland   By: /s/ Larry D. Williams
        ---------------------------       ---------------------
                                          Senior Vice President

   As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

         Signature                       Title                   Date
         ---------                       -----                   ----

/s/ Larry D. Williams               Director, SVP       February 17, 1998
----------------------------       --------------

/s/ Charles H. Masland, IV          Director, SVP       February 17, 1998
----------------------------       --------------


/s/ Daniel F. Forcade               Treasurer, SVP      February 17, 1998
----------------------------       --------------

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York, on this 17th day of February, 1998.


                                            FIRST CITICORP LIFE VARIABLE ANNUITY
                                                      SEPARATE ACCOUNT
                                                        (Registrant)

Attest: /s/ Catherine S. Mulholland   By: /s/ Larry D. Williams
        ---------------------------       ---------------------
                                          Senior Vice President of First
                                          Citicorp Life Insurance Company

                                      BY: FIRST CITICORP LIFE INSURANCE COMPANY
                                                    (Depositor)


Attest: /s/ Catherine S. Mulholland   By: /s/ Larry D. Williams
        ---------------------------       ---------------------
                                          Senior Vice President

   As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

         Signature                         Title                  Date

/s/ Alan F. Liebowitz               Director, President,    February 17, 1998
---------------------               --------------------
                                           CEO
                                           ---

/s/ Joseph E. Madalon               Director, SVP, CFO      February 17, 1998
---------------------               --------------------

/s/ Elizabeth C. Craig              Director, VP            February 17, 1998
---------------------               --------------------

/s/ Jack S. Berger                  Director                February 17, 1998
---------------------               --------------------